UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 00653 )

Exact name of registrant as specified in charter: Putnam Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
1/31/06 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (33.1%)(a)

	Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1, Class H, 7s, 2029	$815,000	$821,807
Asset Securitization Corp. Ser. 96-MD6, Class A7, 8.292s, 2029	2,347,000	2,484,480
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	880,000	888,869
Ser. 05-1, Class XW, Interest Only (IO), 0.105s, 2042	226,603,217	1,176,864
Ser. 05-4, Class XC, IO, 0.039s, 2045	105,529,233	775,798
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 5.42s, 2018	188,000	188,616
FRB Ser. 04-BBA4, Class G, 5.17s, 2018	300,000	301,190
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 7.57s, 2014	552,000	551,587
FRB Ser. 02-FL2A, Class K1, 7.07s, 2014	190,000	189,964
FRB Ser. 05-BOCA, Class M, 6.57s, 2016	1,362,000	1,366,038
FRB Ser. 05-MIB1, Class K, 6.47s, 2022	1,115,000	1,084,047
FRB Ser. 05-ESHA, Class K, 6.27s, 2020	2,099,000	2,100,062
FRB Ser. 05-BOCA, Class L, 6.17s, 2016	1,315,000	1,317,787
FRB Ser. 05-BOCA, Class K, 5.82s, 2016	465,000	465,988
FRB Ser. 05-BOCA, Class J, 5.57s, 2016	250,000	250,425
FRB Ser. 05-MIB1, Class J, 5.52s, 2022	1,805,000	1,802,384
FRB Ser. 05-BOCA, Class H, 5.42s, 2016	250,000	250,468
FRB Ser. 05-ESHA, Class G, 5.35s, 2020	1,050,000	1,049,484
Ser. 03-BBA2, Class X1A, IO, 0.488s, 2015	46,265,627	117,792
Banc of America Structured Security Trust 144A Ser. 02-X1, Class A3, 5.436s, 2033	2,390,000	2,393,374
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 4.83s, 2035	2,473,899	2,470,931
Ser. 05-3A, IO, 0.775s, 2035	24,747,877	2,035,206
Ser. 05-1A, IO, 0.775s, 2035	10,247,080	773,735
Ser. 04-3, IO, 0.775s, 2035	9,084,174	684,152
Ser. 04-2, IO, 0.72s, 2034	9,104,184	678,191
Bear Stearns Commercial Mortgage Securities, Inc. Ser. 05-PWR9, Class X1, IO, 0.045s, 2042	52,263,548	514,482
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.12s, 2018	2,313,000	2,313,000
FRB Ser. 05-LXR1, Class H, 5.67s, 2018	1,285,000	1,285,000
FRB Ser. 05-LXR1, Class G, 5.42s, 2018	1,285,000	1,285,000
Ser. 05-LXR1, Class X1, IO, 0.792s, 2018	125,053,256	1,161,245
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	111,654,000	510,259
Bear Stearns Commercial Mortgage Securitization Corp. Ser. 00-WF2, Class F, 8.199s, 2032	619,000	704,124
Chase Commercial Mortgage Securities Corp. Ser. 00-3, Class A2, 7.319s, 2032	736,000	794,341
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	5,896,000	6,121,186
Ser. 98-1, Class G, 6.56s, 2030	1,502,003	1,568,172
Ser. 98-1, Class H, 6.34s, 2030	2,217,000	1,889,165
Citigroup Commercial Mortgage Trust 144A Ser. 05-C3, Class XC, IO, 0.056s, 2043	146,742,317	1,541,941
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, Class A3, 6.57s, 2030	7,083,000	7,172,097
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1, Class F, 6.23s, 2031	2,605,530	2,685,669
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-J2A, Class A2F, 4.97s, 2034	1,960,000	1,983,204
Ser. 05-LP5, Class XC, IO, 0.041s, 2043	77,558,175	818,239
Ser. 05-C6, Class XC, IO, 0.04s, 2044	86,612,925	588,968
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1, Class B, 7s, 2033	7,975,000	8,339,458
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D, 5.612s, 2035	3,575,000	3,478,504
CS First Boston Mortgage Securities Corp. Ser. 97-C2, Class F, 7.46s, 2035	1,193,000	1,258,859
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 03-TF2A, Class L, 8.47s, 2014	1,475,000	1,448,649
FRB Ser. 05-TFLA, Class J, 5.42s, 2020	647,000	646,996
FRB Ser. 04-TF2A, Class J, 5.42s, 2016	414,000	413,998
FRB Ser. 05-TFLA, Class H, 5.22s, 2020	391,000	390,998
FRB Ser. 04-TF2A, Class H, 5.17s, 2019	825,000	824,996
Ser. 01-CK1, Class AY, IO, 0.785s, 2035	83,484,000	2,651,724
Ser. 03-C3, Class AX, IO, 0.345s, 2038	67,980,614	2,866,348
Ser. 05-C2, Class AX, IO, 0.065s, 2037	85,934,988	1,293,322
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1, Class X, IO, 1.02s, 2031	1,157,295	23,644
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	2,945,000	3,199,087
Ser. 99-CG2, Class B3, 6.1s, 2032	2,455,000	2,477,780
Ser. 99-CG2, Class B4, 6.1s, 2032	3,434,000	3,456,147
Ser. 98-CF2, Class B3, 6.04s, 2031	1,075,367	1,085,852
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1, Class A3, 7.76s, 2030	1,170,000	1,195,245
Fannie Mae
IFB Ser. 05-37, Class SU, 11.08s, 2035	4,314,199	4,808,921
IFB Ser. 04-10, Class QC, 10.48s, 2031	2,908,133	3,113,520
Ser. 92-15, Class L, IO, 10.38s, 2022	314	3,304
Ser. 04-T3, Class PT1, 9.805s, 2044	719,171	774,043
Ser. 03-W6, Class PT1, 9.627s, 2042	1,142,579	1,224,529
Ser. 02-T12, Class A4, 9 1/2s, 2042	408,374	434,841
Ser. 02-T4, Class A4, 9 1/2s, 2041	678,968	721,818
Ser. 02-T6, Class A3, 9 1/2s, 2041	832,454	882,683
Ser. 02-T1, Class A4, 9 1/2s, 2031	83,008	88,347
IFB Ser. 05-74, Class CP, 8.14s, 2035	2,285,808	2,389,885
IFB Ser. 05-76, Class SA, 8.14s, 2034	3,232,306	3,326,697
IFB Ser. 05-57, Class CD, 8.138s, 2035	2,057,861	2,137,507
Ser. 00-42, Class B2, 8s, 2030	135,765	146,043
Ser. 00-17, Class PA, 8s, 2030	640,699	688,533
Ser. 00-18, Class PA, 8s, 2030	590,585	634,466
Ser. 00-19, Class PA, 8s, 2030	610,500	655,879
Ser. 00-20, Class PA, 8s, 2030	328,615	353,307
Ser. 00-21, Class PA, 8s, 2030	1,026,451	1,103,588
Ser. 00-22, Class PA, 8s, 2030	765,311	822,266
Ser. 97-37, Class PB, 8s, 2027	1,787,473	1,926,095
Ser. 97-13, Class TA, 8s, 2027	262,749	283,245
Ser. 97-21, Class PA, 8s, 2027	1,046,276	1,126,705
Ser. 97-22, Class PA, 8s, 2027	2,021,155	2,177,309
Ser. 97-16, Class PE, 8s, 2027	686,286	739,146
Ser. 97-25, Class PB, 8s, 2027	665,643	716,621
Ser. 95-12, Class PD, 8s, 2025	415,126	446,608
Ser. 95-5, Class A, 8s, 2025	499,693	538,582
Ser. 95-5, Class TA, 8s, 2025	131,161	141,712
Ser. 95-6, Class A, 8s, 2025	319,282	344,166
Ser. 95-7, Class A, 8s, 2025	440,693	475,195
Ser. 94-106, Class PA, 8s, 2024	657,530	709,193
Ser. 94-95, Class A, 8s, 2024	972,134	1,049,191
IFB Ser. 05-106, Class US, 7.957s, 2035	5,524,496	5,791,801

IFB Ser. 05-99, Class SA, 7.957s, 2035	2,684,759	2,755,809
IFB Ser. 05-45, Class DA, 7.81s, 2035	4,143,325	4,283,455
IFB Ser. 05-74, Class DM, 7.773s, 2035	5,326,913	5,476,592
IFB Ser. 05-45, Class DC, 7.7s, 2035	3,267,606	3,364,398
IFB Ser. 05-114, Class PS, 7.682s, 2035	1,926,035	1,916,676
IFB Ser. 05-74, Class SK, 7.673s, 2035	4,325,687	4,465,125
IFB Ser. 05-74, Class CS, 7.563s, 2035	2,605,135	2,677,948
Ser. 02-26, Class A2, 7 1/2s, 2048	3,546,046	3,714,928
Ser. 05-W3, Class 1A, 7 1/2s, 2045	4,327,849	4,562,277
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	4,508,081	4,739,851
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	2,655,603	2,792,475
Ser. 04-W14, Class 2A, 7 1/2s, 2044	560,545	589,133
Ser. 04-W8, Class 3A, 7 1/2s, 2044	5,247,189	5,521,301
Ser. 04-W2, Class 5A, 7 1/2s, 2044	7,258,528	7,636,163
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	1,084,324	1,140,019
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	2,002,202	2,103,682
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	1,561,441	1,641,492
Ser. 03-W1, Class 2A, 7 1/2s, 2042	734,337	767,887
Ser. 03-W4, Class 4A, 7 1/2s, 2042	491,667	514,403
Ser. 02-T18, Class A4, 7 1/2s, 2042	2,186,740	2,293,550
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	4,270,796	4,479,597
Ser. 02-T16, Class A3, 7 1/2s, 2042	5,889,244	6,175,546
Ser. 02-T19, Class A3, 7 1/2s, 2042	6,631,347	6,954,322
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	1,914,360	2,008,642
Ser. 02-W6, Class 2A, 7 1/2s, 2042	3,662,518	3,834,637
Ser. 02-T12, Class A3, 7 1/2s, 2042	589,949	617,395
Ser. 02-W4, Class A5, 7 1/2s, 2042	8,068,459	8,451,807
Ser. 02-W1, Class 2A, 7 1/2s, 2042	3,783,227	3,944,948
Ser. 02-14, Class A2, 7 1/2s, 2042	590,354	618,051
Ser. 01-T10, Class A2, 7 1/2s, 2041	3,778,949	3,949,119
Ser. 02-T4, Class A3, 7 1/2s, 2041	242,767	253,766
Ser. 02-T6, Class A2, 7 1/2s, 2041	8,930,081	9,322,420
Ser. 01-T12, Class A2, 7 1/2s, 2041	3,557,081	3,717,495
Ser. 01-T8, Class A1, 7 1/2s, 2041	985,374	1,028,144
Ser. 01-T7, Class A1, 7 1/2s, 2041	7,784,088	8,115,784
Ser. 01-T3, Class A1, 7 1/2s, 2040	697,977	728,055
Ser. 01-T1, Class A1, 7 1/2s, 2040	1,242,793	1,298,840
Ser. 99-T2, Class A1, 7 1/2s, 2039	427,468	448,751
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	1,684,880	1,763,427
Ser. 02-T1, Class A3, 7 1/2s, 2031	603,827	631,667
Ser. 00-T6, Class A1, 7 1/2s, 2030	2,715,312	2,831,017
Ser. 01-T5, Class A3, 7 1/2s, 2030	79,806	83,261
Ser. 02-W7, Class A5, 7 1/2s, 2029	2,147,774	2,251,336
Ser. 01-T4, Class A1, 7 1/2s, 2028	8,182,814	8,617,312
Ser. 02-W3, Class A5, 7 1/2s, 2028	1,805,308	1,890,008
IFB Ser. 04-79, Class SA, 7.37s, 2032	5,728,917	5,685,348
IFB Ser. 05-114, Class SP, 7.123s, 2036	1,540,603	1,513,642
IFB Ser. 05-57, Class DC, 7.053s, 2034	4,032,576	4,138,850
Ser. 02-26, Class A1, 7s, 2048	2,180,195	2,255,168
Ser. 04-T3, Class 1A3, 7s, 2044	2,279,622	2,367,443
Ser. 04-T2, Class 1A3, 7s, 2043	1,732,055	1,798,938
Ser. 03-W3, Class 1A2, 7s, 2042	1,056,564	1,094,953
Ser. 02-T16, Class A2, 7s, 2042	2,202,800	2,282,229
Ser. 02-14, Class A1, 7s, 2042	628,459	649,669
Ser. 01-W3, Class A, 7s, 2041	826,586	853,425
Ser. 05-W4, Class 1A3, 7s, 2035	3,176,219	3,304,801
Ser. 04-W1, Class 2A2, 7s, 2033	6,075,575	6,307,647
IFB Ser. 05-45, Class PC, 6.66s, 2034	1,943,621	1,972,400
IFB Ser. 02-97, Class TW, IO, 6 1/2s, 2031	1,776,869	294,807
IFB Ser. 05-95, Class CP, 6.43s, 2035	439,545	452,564
IFB Ser. 05-95, Class OP, 6.363s, 2035	1,286,000	1,235,844
IFB Ser. 04-46, Class QB, 5.88s, 2034	1,368,095	1,268,266
Ser. 03-31, Class IM, IO, 5.8s, 2032	6,308,641	848,701
IFB Ser. 05-73, Class SA, 5.772s, 2035	2,346,258	2,271,838
IFB Ser. 05-83, Class QP, 5.616s, 2034	849,470	809,378
IFB Ser. 05-93, Class AS, 5.55s, 2034	1,087,154	1,011,223
Ser. 364, Class 10, IO, 5 1/2s, 2035	17,338,453	3,881,674
Ser. 350, Class 2, IO, 5 1/2s, 2034	18,524,342	4,092,114
Ser. 329, Class 2, IO, 5 1/2s, 2033	12,899,915	2,862,488
Ser. 03-45, Class PI, IO, 5 1/2s, 2029	3,715,675	373,890
Ser. 03-8, Class IP, IO, 5 1/2s, 2028	3,561,788	231,612
Ser. 05-29, Class SX, IO, 5s, 2036	4,067,000	4,181,283
Ser. 06-08, Class HP, 5s, 2036	3,646,000	3,746,216
Ser. 06-8, Class WK, 5s, 2036	3,035,000	3,119,412
Ser. 03-24, Class UI, IO, 5s, 2031	3,341,050	512,088
IFB Ser. 05-56, Class TP, 4.56s, 2033	1,039,066	957,564
IFB Ser. 02-89, Class S, IO, 3.67s, 2033	5,236,897	479,503
IFB Ser. 97-44, Class SN, IO, 3.54s, 2023	1,908,832	176,758
IFB Ser. 02-36, Class QH, IO, 3.52s, 2029	1,359,819	26,185
IFB Ser. 03-66, Class SA, IO, 3.12s, 2033	5,589,104	408,731
IFB Ser. 03-48, Class S, IO, 3.02s, 2033	2,537,231	186,715
IFB Ser. 02-92, Class SB, IO, 2.82s, 2030	1,907,319	126,697
IFB Ser. 05-113, Class DI, IO, 2.7s, 2036	68,232,397	4,398,991
IFB Ser. 05-52, Class DC, IO, 2.67s, 2035	3,878,754	304,240
IFB Ser. 04-24, Class CS, IO, 2.62s, 2034	6,900,137	574,652
IFB Ser. 03-122, Class SA, IO, 2.57s, 2028	9,783,705	551,948
IFB Ser. 03-122, Class SJ, IO, 2.57s, 2028	10,416,766	596,776
IFB Ser. 04-64, Class SW, IO, 2.52s, 2034	15,657,229	919,862
IFB Ser. 04-65, Class ST, IO, 2.52s, 2034	7,849,137	461,137
IFB Ser. 04-51, Class S0, IO, 2.52s, 2034	1,388,270	76,789
IFB Ser. 04-60, Class SW, IO, 2.52s, 2034	12,884,555	976,392
IFB Ser. 05-65, Class KI, IO, 2.47s, 2035	31,770,136	1,923,401
IFB Ser. 05-42, Class PQ, IO, 2.27s, 2035	2,554,306	171,075
IFB Ser. 05-42, Class SA, IO, 2.27s, 2035	10,958,573	649,744
Ser. 03-W12, Class 2, IO, 2.231s, 2043	8,119,200	403,620
IFB Ser. 05-73, Class SI, IO, 2.22s, 2035	2,704,303	158,878
IFB Ser. 05-17, Class ES, IO, 2.22s, 2035	5,246,530	392,622
IFB Ser. 05-17, Class SY, IO, 2.22s, 2035	2,448,736	180,065
IFB Ser. 05-62, Class FS, IO, 2.22s, 2034	6,705,357	407,709
IFB Ser. 05-82, Class SW, IO, 2.2s, 2035	10,732,078	518,158
IFB Ser. 05-82, Class SY, IO, 2.2s, 2035	13,655,595	659,309
IFB Ser. 05-45, Class EW, IO, 2.19s, 2035	24,233,623	1,291,945
IFB Ser. 05-45, Class SR, IO, 2.19s, 2035	18,106,012	955,789
IFB Ser. 05-105, Class S, IO, 2.17s, 2035	4,033,808	197,909
IFB Ser. 05-95, Class CI, IO, 2.17s, 2035	5,790,744	422,968
IFB Ser. 05-84, Class SG, IO, 2.17s, 2035	10,439,174	708,938
IFB Ser. 05-87, Class SG, IO, 2.17s, 2035	13,193,966	692,683
IFB Ser. 05-89, Class S, IO, 2.17s, 2035	19,338,938	924,643
IFB Ser. 05-69, Class AS, IO, 2.17s, 2035	2,788,696	152,943
IFB Ser. 05-54, Class SA, IO, 2.17s, 2035	12,787,644	635,386
IFB Ser. 05-23, Class SG, IO, 2.17s, 2035	8,236,088	577,813

IFB Ser. 05-29, Class SX, IO, 2.17s, 2035	10,043,360	631,182
IFB Ser. 05-57, Class CI, IO, 2.17s, 2035	7,902,124	495,503
IFB Ser. 05-104, Class NI, IO, 2.17s, 2035	4,892,072	368,551
IFB Ser. 05-17, Class SA, IO, 2.17s, 2035	7,549,078	511,030
IFB Ser. 05-17, Class SE, IO, 2.17s, 2035	8,046,317	533,551
IFB Ser. 05-57, Class DI, IO, 2.17s, 2035	16,684,413	1,037,002
IFB Ser. 04-92, Class S, IO, 2.17s, 2034	8,406,438	492,533
IFB Ser. 05-104, Class SI, IO, 2.17s, 2033	12,702,338	838,818
IFB Ser. 05-83, Class QI, IO, 2.16s, 2035	1,427,484	106,623
IFB Ser. 05-92, Class SC, IO, 2.15s, 2035	13,732,808	843,332
IFB Ser. 05-73, Class SD, IO, 2.15s, 2035	6,723,511	423,371
IFB Ser. 05-83, Class SL, IO, 2.14s, 2035	27,472,925	1,495,577
IFB Ser. 05-95, Class OI, IO, 2.06s, 2035	795,482	59,546
IFB Ser. 04-38, Class SI, IO, 2.04s, 2033	12,489,802	527,070
IFB Ser. 04-72, Class SB, IO, 1.97s, 2034	5,852,387	254,213
IFB Ser. 03-112, Class SA, IO, 1.97s, 2028	5,389,895	196,317
Ser. 03-W10, Class 1, IO, 1.965s, 2043	32,108,626	1,461,865
Ser. 03-W10, Class 3, IO, 1.932s, 2043	12,443,628	587,144
Ser. 03-W8, Class 12, IO, 1.638s, 2042	57,104,675	2,167,689
IFB Ser. 05-67, Class BS, IO, 1.62s, 2035	7,064,379	312,378
IFB Ser. 05-74, Class SE, IO, 1.57s, 2035	14,560,878	519,071
IFB Ser. 05-82, Class SI, IO, 1.57s, 2035	22,674,404	775,890
IFB Ser. 05-87, Class SE, IO, 1.52s, 2035	52,658,904	1,933,569
IFB Ser. 05-58, Class IK, IO, 1.47s, 2035	5,457,455	237,058
IFB Ser. 04-54, Class SW, IO, 1.47s, 2033	3,251,326	99,700
Ser. 03-W3, Class 2IO2, IO, 1.456s, 2042	5,844,337	19,682
Ser. 03-W6, Class 11, IO, 1.286s, 2035	7,836,686	4,702
Ser. 03-W10, Class 1A, IO, 1 1/4s, 2043	1,060,076	16,498
Ser. 03-W10, Class 3A, IO, 1.229s, 2043	1,285,912	21,676
Ser. 03-W17, Class 12, IO, 1.153s, 2033	14,858,680	440,234
Ser. 03-W19, IO, 1.109s, 2033	1,693,495	44,876
Ser. 03-T2, Class 2, IO, 0.872s, 2042	92,602,572	1,703,046
Ser. 03-W6, Class 51, IO, 0.682s, 2042	23,971,120	263,682
Ser. 03-W3, Class 2IO1, IO, 0.682s, 2042	34,070,990	542,415
Ser. 03-18, Class X1, IO, 0.678s, 2042	43,314,659	600,077
Ser. 01-T12, Class IO, 0.569s, 2041	43,219,778	509,400
Ser. 03-W2, Class 1, IO, 0.471s, 2042	49,993,040	480,915
Ser. 01-50, Class B1, IO, 0.465s, 2041	5,758,456	44,500
Ser. 02-T4, IO, 0.455s, 2041	23,860,751	216,348
Ser. 03-W3, Class 1, IO, 0.437s, 2042	32,280,300	306,567
Ser. 02-T1, Class IO, IO, 0.424s, 2031	34,627,764	315,096
Ser. 03-W6, Class 3, IO, 0.365s, 2042	33,078,841	155,471
Ser. 03-W6, Class 23, IO, 0.351s, 2042	35,605,329	160,224
Ser. 03-W8, Class 11, IO, 0.03s, 2042	19,529,097	2,434
Ser. 03-W6, Class 21, IO, 0.004s, 2042	8,567,662	9
Ser. 03-34, Class P1, Principal Only (PO), zero %, 2043	152,462	105,374
Ser. 05-113, Class DO, PO, zero %, 2036	10,487,903	8,491,595
Ser. 363, Class 1, PO, zero %, 2035	1,264,836	941,347
Ser. 361, Class 1, PO, zero %, 2035	13,529,675	10,780,423
Ser. 05-65, Class KO, PO, zero %, 2035	1,012,607	836,043
Ser. 353, Class 1, PO, zero %, 2034	26,760,914	19,607,754
Ser. 04-38, Class A0, PO, zero %, 2034	6,124,224	4,489,822
Ser. 342, Class 1, PO, zero %, 2033	2,946,777	2,335,579
Ser. 02-82, Class TO, PO, zero %, 2032	1,837,333	1,431,110
Ser. 04-61, Class C0, PO, zero %, 2031	4,902,000	3,817,433
Ser. 05-38, PO, zero %, 2031	544,000	403,920
FRB Ser. 05-65, Class ER, zero %, 2035	4,227,807	4,453,216
FRB Ser. 05-57, Class UL, zero %, 2035	4,431,386	4,623,788
FRB Ser. 05-36, Class QA, zero %, 2035	841,608	874,547
FRB Ser. 05-65, Class CU, zero %, 2034	609,665	806,325
FRB Ser. 05-81, Class DF, zero %, 2033	650,701	670,118
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	436,275	464,403
Ser. T-60, Class 1A3, 7 1/2s, 2044	8,271,367	8,693,751
Ser. T-59, Class 1A3, 7 1/2s, 2043	5,652,327	5,952,665
Ser. T-58, Class 4A, 7 1/2s, 2043	2,285,053	2,393,446
Ser. T-57, Class 1A3, 7 1/2s, 2043	6,038,950	6,348,784
Ser. T-51, Class 2A, 7 1/2s, 2042	2,630,725	2,748,647
Ser. T-42, Class A5, 7 1/2s, 2042	1,620,393	1,695,885
Ser. T-41, Class 3A, 7 1/2s, 2032	5,081,044	5,309,661
Ser. T-60, Class 1A2, 7s, 2044	7,587,675	7,874,522
Ser. T-41, Class 2A, 7s, 2032	201,972	208,557
Ser. T-56, Class A, IO, 0.66s, 2043	21,042,982	231,980
Ser. T-56, Class 3, IO, 0.352s, 2043	21,581,633	219,810
Ser. T-56, Class 1, IO, 0.279s, 2043	26,199,467	181,002
Ser. T-56, Class 2, IO, 0.04s, 2043	24,422,328	64,424
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2, 7.77s, 2027	11,654,780	12,711,458
First Union National Bank-Bank of America Commercial Mortgage 144A Ser. 01-C1, Class 3, IO, 1.696s, 2033	42,604,042	2,932,526
First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	3,492,000	3,935,751
Ser. 97-C1, Class A3, 7.38s, 2029	4,735,198	4,801,181
First Union-Lehman Brothers-Bank of America 144A Ser. 98-C2, Class G, 7s, 2035	4,500,000	4,905,904
Freddie Mac
IFB Ser. 2963, Class SV, 10.72s, 2034	1,112,000	1,226,328
IFB Ser. 2763, Class SC, 10.72s, 2032	5,943,842	6,388,019
IFB Ser. 3081, Class DC, 9.045s, 2035	2,131,715	2,188,737
IFB Ser. 3102, Class SD, 8.177s, 2036	1,588,000	1,632,253
IFB Ser. 2990, Class SL, 8.103s, 2034	3,359,659	3,444,503
IFB Ser. 2976, Class LC, 8.03s, 2035	1,581,497	1,612,289
IFB Ser. 2976, Class KL, 7.993s, 2035	3,728,087	3,803,884
IFB Ser. 2990, Class DP, 7.883s, 2034	3,315,176	3,344,881
IFB Ser. 2979, Class AS, 7.883s, 2034	957,755	957,755
IFB Ser. 3051, Class PS, 7.773s, 2035	1,180,693	1,193,423
IFB Ser. 3072, Class SA, 7.737s, 2035	836,417	818,904
IFB Ser. 2996, Class SA, 7.508s, 2035	1,888,464	1,827,089
Ser. 2229, Class PD, 7 1/2s, 2030	720,150	762,909
Ser. 2224, Class PD, 7 1/2s, 2030	716,265	758,793
Ser. 2217, Class PD, 7 1/2s, 2030	741,336	785,352
Ser. 2187, Class PH, 7 1/2s, 2029	1,681,439	1,781,274
Ser. 1989, Class C, 7 1/2s, 2027	252,354	267,338
Ser. 1990, Class D, 7 1/2s, 2027	683,853	724,456
Ser. 1969, Class PF, 7 1/2s, 2027	582,788	617,391
Ser. 1975, Class E, 7 1/2s, 2027	158,696	168,119
Ser. 1943, Class M, 7 1/2s, 2027	377,911	400,350
Ser. 1932, Class E, 7 1/2s, 2027	517,819	548,565
Ser. 1938, Class E, 7 1/2s, 2027	207,831	220,171
Ser. 1941, Class E, 7 1/2s, 2027	172,396	182,632
Ser. 1924, Class H, 7 1/2s, 2027	565,739	599,330
Ser. 1928, Class D, 7 1/2s, 2027	224,129	237,437
Ser. 1915, Class C, 7 1/2s, 2026	498,621	528,227
Ser. 1923, Class D, 7 1/2s, 2026	607,088	643,133

Ser. 1904, Class D, 7 1/2s, 2026	653,166	691,947
Ser. 1905, Class H, 7 1/2s, 2026	584,058	618,736
Ser. 1890, Class H, 7 1/2s, 2026	549,173	581,780
Ser. 1895, Class C, 7 1/2s, 2026	274,047	290,319
IFB Ser. 3072, Class SM, 7.407s, 2035	1,328,432	1,283,805
IFB Ser. 3072, Class SB, 7.26s, 2035	1,243,913	1,195,323
IFB Ser. 3065, Class DC, 6.45s, 2035	3,215,765	3,064,090
IFB Ser. 3050, Class SA, 5.7s, 2034	2,287,245	2,126,838
IFB Ser. 2990, Class LB, 5.521s, 2034	3,883,661	3,642,175
Ser. 2581, Class IH, IO, 5 1/2s, 2031	2,594,654	693,860
Ser. 2600, Class CI, IO, 5 1/2s, 2029	823,295	190,935
Ser. 2664, Class UD, IO, 5 1/2s, 2028	1,312,030	251,588
IFB Ser. 2990, Class WP, 5.495s, 2035	2,629,047	2,542,578
Ser. 3114, Class TS, IO, 5s, 2036	39,657,782	1,859,950
IFB Ser. 2927, Class SI, IO, 4.03s, 2035	6,341,763	753,198
Ser. 2437, Class SB, IO, 3.53s, 2032	5,971,904	554,267
IFB Ser. 2538, Class SH, IO, 3.08s, 2032	1,003,454	69,010
IFB Ser. 2828, Class GI, IO, 3.03s, 2034	6,915,185	712,066
Ser. 2469, Class SH, IO, 3s, 2032	5,377,459	425,155
IFB Ser. 2802, Class SM, IO, 2.88s, 2032	2,147,828	145,211
IFB Ser. 2869, Class SH, IO, 2.83s, 2034	3,600,732	238,173
IFB Ser. 2869, Class JS, IO, 2.78s, 2034	17,413,469	1,194,431
IFB Ser. 2882, Class SL, IO, 2.73s, 2034	3,919,646	308,231
IFB Ser. 2682, Class TQ, IO, 2.58s, 2033	2,975,875	172,043
IFB Ser. 2815, Class PT, IO, 2.58s, 2032	6,720,013	489,747
IFB Ser. 2828, Class TI, IO, 2.58s, 2030	3,263,469	228,443
IFB Ser. 3033, Class SF, IO, 2.33s, 2035	4,827,810	244,408
IFB Ser. 3028, Class ES, IO, 2.28s, 2035	15,894,664	1,254,648
IFB Ser. 2922, Class SE, IO, 2.28s, 2035	9,951,162	506,887
IFB Ser. 3045, Class DI, IO, 2.26s, 2035	21,551,220	1,061,413
IFB Ser. 2981, Class AS, IO, 2 1/4s, 2035	9,100,732	440,817
IFB Ser. 2981, Class BS, IO, 2 1/4s, 2035	4,825,844	238,276
IFB Ser. 3054, Class CS, IO, 2.23s, 2035	3,673,404	202,037
IFB Ser. 3066, Class SI, IO, 2.23s, 2035	10,348,564	807,248
IFB Ser. 2924, Class SA, IO, 2.23s, 2035	14,210,194	683,866
IFB Ser. 2927, Class ES, IO, 2.23s, 2035	5,116,365	288,495
IFB Ser. 2950, Class SM, IO, 2.23s, 2016	7,045,542	445,851
IFB Ser. 3031, Class BI, IO, 2.22s, 2035	3,065,721	251,849
IFB Ser. 3067, Class SI, IO, 2.18s, 2035	11,934,810	935,748
IFB Ser. 2986, Class WS, IO, 2.18s, 2035	4,138,889	143,930
IFB Ser. 2962, Class BS, IO, 2.18s, 2035	20,510,726	1,153,521
IFB Ser. 2990, Class LI, IO, 2.16s, 2034	5,963,609	386,761
IFB Ser. 3065, Class DI, IO, 2.15s, 2035	2,334,718	184,796
IFB Ser. 2988, Class AS, IO, 1.73s, 2035	2,049,211	79,548
IFB Ser. 3016, Class SP, IO, 1.64s, 2035	3,170,922	122,873
IFB Ser. 3016, Class SQ, IO, 1.64s, 2035	7,557,608	291,648
IFB Ser. 2937, Class SY, IO, 1.63s, 2035	3,248,305	111,254
IFB Ser. 2957, Class SW, IO, 1.53s, 2035	18,559,102	623,470
IFB Ser. 2815, Class S, IO, 1.53s, 2032	7,643,136	258,002
Ser. 3045, Class DO, PO, zero %, 2035	1,738,082	1,368,363
Ser. 231, PO, zero %, 2035	78,615,425	59,280,397
Ser. 228, PO, zero %, 2035	34,090,664	26,892,695
Ser. 227, PO, zero %, 2034	38,837,156	28,343,332
FRB Ser. 3022, Class TC, zero %, 2035	700,318	779,541
FRB Ser. 3003, Class XF, zero %, 2035	3,905,775	4,015,020
FRB Ser. 2986, Class XT, zero %, 2035	405,095	431,363
FRB Ser. 2958, Class FL, zero %, 2035	1,900,260	1,835,428
FRB Ser. 3046, Class WF, zero %, 2035	1,019,905	999,277
FRB Ser. 3054, Class XF, zero %, 2034	420,625	426,607
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.05s, 2043	124,565,981	1,058,088
Ser. 05-C3, Class XC, IO, 0.038s, 2045	292,832,000	1,554,938
General Growth Properties-Mall Properties Trust 144A FRB Ser. 01-C1A, Class D3, 6.72s, 2014	2,614,456	2,616,907
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.806s, 2036	488,000	512,824
Ser. 01-C2, Class A1, 6 1/4s, 2034	512,963	522,740
Ser. 04-C2, Class A4, 5.301s, 2038	2,237,000	2,234,561
Ser. 03-C2, Class A2, 5.28s, 2040	7,723,000	7,814,178
Ser. 97-C1, Class X, IO, 1.579s, 2029	20,859,623	744,689
Ser. 05-C1, Class X1, IO, 0.097s, 2043	108,047,000	1,966,455
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	2,095,341	2,031,165
Ser. 06-C1, Class XC, IO, 0.039s, 2045	173,541,000	1,180,079
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 6.886s, 2034	4,263,718	4,280,701
IFB Ser. 05-66, Class SP, 5.933s, 2035	1,934,337	1,808,581
Ser. 05-13, Class PI, IO, 5 1/2s, 2033	5,011,044	815,422
IFB Ser. 04-86, Class SW, IO, 2.26s, 2034	8,647,665	474,410
IFB Ser. 05-65, Class SI, IO, 1.86s, 2035	8,266,292	370,189
IFB Ser. 05-68, Class SI, IO, 1.81s, 2035	26,514,705	1,342,805
IFB Ser. 05-51, Class SJ, IO, 1.71s, 2035	7,974,766	373,857
IFB Ser. 05-68, Class S, IO, 1.71s, 2035	15,820,759	729,962
IFB Ser. 05-28, Class SA, IO, 1.71s, 2035	20,788,836	738,586
Ser. 99-31, Class MP, PO, zero %, 2029	164,756	139,838
Ser. 98-2, Class EA, PO, zero %, 2028	1,275,995	1,017,208
Greenwich Capital Commercial Funding Corp. Ser. 05-GG5, Class XC, IO, 0.038s, 2037	237,890,076	1,046,966
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 7.72s, 2015	748,000	748,935
Ser. 98-C1, Class F, 6s, 2030	1,627,000	1,633,902
Ser. 05-GG4, Class XC, IO, 0.105s, 2039	133,861,415	2,633,125
Ser. 04-C1, Class X1, IO, 0.086s, 2028	46,461,425	395,648
JP Morgan Commercial Mortgage Finance Corp. Ser. 97-C5, Class F, 7.561s, 2029	1,171,000	1,286,031
JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 04-FL1A, Class X1A, IO, 0.954s, 2019	7,942,330	26,237
Ser. 02-CIB5, Class X1, IO, 0.385s, 2037	40,908,448	1,807,323
Ser. 05-CB12, Class X1, IO, 0.053s, 2037	71,127,217	772,397
Ser. 05-LDP2, Class X1, IO, 0.048s, 2042	242,061,026	3,810,571
Ser. 05-LDP4, Class X1, IO, 0.041s, 2042	141,547,960	1,321,483
Ser. 05-LDP3, Class X1, IO, 0.036s, 2042	173,573,145	1,315,360
Ser. 05-LDP1, Class X1, IO, 0.034s, 2046	47,064,797	443,071
Ser. 05-LDP5, Class X1, IO, 0.033s, 2044	448,274,000	2,136,308
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	926,463	945,752
Ser. 99-C1, Class G, 6.41s, 2031	991,777	933,880
Ser. 98-C4, Class G, 5.6s, 2035	784,000	758,279
Ser. 98-C4, Class H, 5.6s, 2035	1,328,000	1,241,213
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C3, Class XCL, IO, 0.139s, 2040	72,694,911	1,570,227
Ser. 05-C2, Class XCL, IO, 0.1s, 2040	236,705,901	2,592,258
Ser. 05-C5, Class XCL, IO, 0.084s, 2020	106,355,016	1,548,032
Ser. 05-C7, Class XCL, IO, 0.074s, 2040	158,366,339	1,515,724

Ser. 06-C1, Class XCL, IO, 0.062s, 2041	168,422,000	1,920,011
Lehman Brothers Floating Rate Commercial Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H, 5.42s, 2017	826,000	829,139
FRB Ser. 03-LLFA, Class L, 5.381s, 2014	2,250,000	2,247,825
FRB Ser. 05-LLFA, 5.27s, 2018	534,000	534,000
Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 7.138s, 2030	826,000	893,936
Ser. 96-C2, Class A3, 6.96s, 2028	60,924	60,993
Ser. 96-C2, Class JS, IO, 2.148s, 2028	4,391,438	192,810
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC, IO, 0.048s, 2043	88,797,382	1,179,340
Merrill Lynch Mortgage Trust 144A Ser. 05-LC1, Class X, IO, 0.108s, 2044	48,959,970	502,819
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.052s, 2037	4,216,642	1,643,173
Ser. 04-C2, Class X, IO, 6.406s, 2040	1,997,761	714,824
Ser. 05-C3, Class X, IO, 5.538s, 2044	3,724,000	1,270,815
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.683s, 2043	13,493,000	982,992
Ser. 05-HQ6, Class X1, IO, 0.047s, 2042	113,470,626	1,147,982
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	498,000	514,588
Ser. 04-RR, Class F5, 6s, 2039	1,350,000	1,155,479
Ser. 04-RR, Class F6, 6s, 2039	2,030,000	1,671,611
Ser. 05-HQ5, Class X1, IO, 0.038s, 2042	64,717,797	535,928
Morgan Stanley Dean Witter Capital I Ser. 00-LIF2, Class A1, 6.96s, 2033	1,009,268	1,032,841
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2, Class E, 7.098s, 2030	1,389,000	1,444,318
Permanent Financing PLC FRB Ser. 8, Class 2C, 4.88s, 2042 (United Kingdom)	2,413,000	2,412,447
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	4,971,000	5,176,828
Ser. 00-C1, Class J, 6 5/8s, 2010	309,000	292,265
Ser. 00-C2, Class J, 6.22s, 2033	1,290,000	1,297,429
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 7.9s, 2034 (Ireland)	3,491,000	3,497,546
Ser. 04-1A, Class E, 5.65s, 2034 (Ireland)	1,374,000	1,376,576
QFA Royalties, LLC 144A Ser. 05-1, 7.3s, 2025	2,213,593	2,190,619
Salomon Brothers Mortgage Securities VII 144A Ser. 03-CDCA, Class X3CD, IO, 1.43s, 2015	5,055,133	49,975
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	770,000	772,604
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	993,000	854,794
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	673,000	557,432
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	443,000	381,343
Wachovia Bank Commercial Mortgage Trust Ser. 05-C17, Class A4, 5.083s, 2042	8,696,000	8,583,126
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 7.77s, 2018	944,000	938,827
Ser. 03-C3, Class IOI, IO, 0.271s, 2035	23,282,753	747,334
Ser. 05-C18, Class XC, IO, 0.055s, 2042	51,388,309	529,300
Washington Mutual Asset Securities Corp. 144A Ser. 05-C1A, Class G, 5.72s, 2036	219,000	212,678
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1, Class B5, 7.21s, 2031	1,793,000	1,892,351

Total collateralized mortgage obligations (cost $863,268,970)		$843,847,443

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (26.0%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.2%)
Government National Mortgage Association Graduated Payment Mortgages
11s, with due dates from March 15, 2010 to July 15, 2013	$72,756	$80,884
Government National Mortgage Association Pass-Through Certificates
7s, with due dates from April 15, 2026 to December 15, 2031	1,054,808	1,115,735
6s, TBA, February 1, 2036	660,000	676,242
5 1/2s, TBA, February 1, 2036	2,200,000	2,201,375
4 1/2s, TBA, February 1, 2036	1,850,000	1,769,641
		5,843,877

U.S. Government Agency Mortgage Obligations (25.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, with due dates from December 1, 2029	43,482	45,739
7s, January 1, 2015	42,095	43,086
7s, TBA, February 1, 2036	5,900,000	6,118,484
6s, with due dates from April 1, 2034 to June 1, 2034	23,071	23,339
6s, TBA, February 1, 2036	11,880,000	11,996,944
6s, TBA, February 1, 2021	8,150,000	8,302,813
5 1/2s, with due dates from December 1, 2034 to July 1, 2035	3,267,071	3,238,885
5 1/2s, April 1, 2020	303,933	305,690
5 1/2s, TBA, February 1, 2036	800,000	791,625
4 1/2s, TBA, February 1, 2036	10,400,000	9,743,500
4s, TBA, February 1, 2021	5,115,000	4,854,055
Federal National Mortgage Association Graduated Payment Mortgages 8s, December 1, 2008	132,709	135,322
Federal National Mortgage Association Pass-Through Certificates
11s, October 1, 2015	18,436	20,442
9s, with due dates from January 1, 2027 to July 1, 2032	447,383	487,655
8s, with due dates from January 1, 2025 to July 1, 2033	1,802,765	1,919,477
7 1/2s, with due dates from September 1, 2022 to July 1, 2033	1,350,641	1,415,340
7s, with due dates from August 1, 2021 to December 1, 2035	7,156,243	7,449,859
7s, with due dates from January 1, 2007 to September 1, 2017	1,440,022	1,472,254
6 1/2s, with due dates from August 1, 2032 to October 1, 2034	11,808,583	12,114,414
6 1/2s, with due dates from September 1, 2010 to February 1, 2019	232,332	238,573
6 1/2s, TBA, February 1, 2036	154,000	157,826
6s, with due dates from February 1, 2034 to April 1, 2035	1,843,331	1,862,929
6s, with due dates from August 1, 2013 to November 1, 2017	2,806,230	2,867,157
6s, TBA, February 1, 2036	49,400,000	49,866,983
5 1/2s, with due dates from July 1, 2034 to November 1, 2035	35,240,873	34,874,772
5 1/2s, with due dates from February 1, 2017 to April 1, 2020	382,271	385,290
5 1/2s, TBA, February 1, 2036	179,065,000	177,078,489
5 1/2s, TBA, February 1, 2021	59,800,000	60,145,716
5s, with due dates from January 1, 2034 to August 1, 2035	139,112	134,613
5s, with due dates from June 1, 2019 to November 1, 2019	287,404	284,387
5s, TBA, February 1, 2036	257,500,000	248,769,154
4 1/2s, with due dates from September 1, 2020 to July 1, 2034	845,796	797,515
4 1/2s, TBA, February 1, 2021	1,150,000	1,115,859
4s, with due dates from May 1, 2019 to October 1, 2020	8,763,496	8,346,140
		657,404,326

Total U.S. government and agency mortgage obligations (cost $665,411,340)		$663,248,203

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)(a) (cost $2,774,165)

	Principal amount	Value

Fannie Mae 6 3/8s, June 15, 2009	$2,610,000	$2,735,269

U.S. TREASURY OBLIGATIONS (1.1%)(a)

	Principal amount	Value

U.S. Treasury Bonds 8 7/8s, August 15, 2017	$6,700,000	$9,203,078
U.S. Treasury Notes
4 1/4s, November 15, 2013	2,085,000	2,044,277
4s, April 15, 2010	10,700,000	10,492,688
3 3/8s, December 15, 2008	3,560,000	3,453,755
3 1/4s, August 15, 2008	3,934,000	3,817,517

Total U.S. treasury obligations (cost $29,233,221)		$29,011,315

ASSET-BACKED SECURITIES (20.2%)(a)

	Principal amount	Value

Aames Mortgage Investment Trust FRN Ser. 04-1, Class 2A1, 4.87s, 2034	$1,834,034	$1,836,094
Aames Mortgage Trust 144A Ser. 03-1N, Class A, 7 1/2s, 2033	309	309
ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s, 2035 (Cayman Islands)	1,714,589	1,680,769
Advanta Business Card Master Trust FRN Ser. 04-C1, Class C, 5.54s, 2013	1,939,000	1,964,769
Advanta Mortgage Loan Trust Ser. 00-1, Class A4, 8.61s, 2028	500,810	501,828
Aegis Asset Backed Securities Trust 144A
Ser. 04-2N, Class N1, 4 1/2s, 2034	125,576	125,183
Ser. 04-5N, Class Note, 5s, 2034	264,331	263,175
Ser. 04-6N, Class Note, 4 3/4s, 2035	429,321	426,906
AFC Home Equity Loan Trust Ser. 99-2, Class 1A, 4.94s, 2029	6,344,395	6,372,989
American Express Credit Account Master Trust 144A Ser. 04-C, Class C, 4.97s, 2012	10,311,516	10,313,124
American Home Mortgage Investment Trust
FRB Ser. 04-3, Class 2A, 3.59s, 2034	2,980,710	2,926,632
FRB Ser. 04-3, Class 3A, 3.71s, 2034	3,962,155	3,897,168
Americredit Automobile Receivables Trust 144A Ser. 05-1, Class E, 5.82s, 2012	1,020,000	1,017,440
Ameriquest Finance NIM Trust 144A
Ser. 04-IAN, Class 1A, 5.437s, 2034 (Cayman Islands)	72,296	72,296
Ser. 04-RN9, Class N1, 4.8s, 2034 (Cayman Islands)	373,713	373,713
Ameriquest Mortgage Securities, Inc.
Ser. 03-6, Class S, IO, 5s, 2033	5,694,597	1,708
Ser. 03-8, Class S, IO, 5s, 2006	3,750,646	15,978
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,993,000	2,039,088
Ser. 04-1A, Class E, 6.42s, 2039	1,469,204	1,464,395
Argent NIM Trust 144A Ser. 04-WN9, Class A, 5.19s, 2034 (Cayman Islands)	123,364	123,306
Asset Backed Funding Corp. NIM Trust 144A
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)	172,569	172,128
Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)	125,317	125,137
Asset Backed Securities Corp. Home Equity Loan Trust
Ser. 03-HE5, Class A, IO, 4s, 2033	7,583,295	53
FRB Ser. 04-HE9, Class A2, 4.9s, 2034	823,724	824,633
FRB Ser. 05-HE1, Class A3, 4.82s, 2035	1,070,921	1,071,929
FRB Ser. 04-HE1, Class A3, 4.87s, 2034	48,617	48,630
Aviation Capital Group Trust 144A FRB Ser. 03-2A, Class G1, 5.19s, 2033	1,506,927	1,509,163
Banc of America Funding Corp. 144A Ser. 04-NIM1, Class Note, 6s, 2034	43,027	43,027
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.576s, 2034	19,852,890	68,244
Ser. 05-E, Class 2, IO, 0.306s, 2035	43,628,000	306,762
Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 5 1/2s, 2011	1,390,000	1,416,225
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	534,000	527,883
Bayview Financial Acquisition Trust
Ser. 03-E, Class A, IO, 4s, 2006	3,975,498	22,446
Ser. 04-D, Class A, IO, 3.938s, 2007	20,719,742	725,873
Ser. 05-B, Class A, IO, 2.481s, 2039	13,657,330	485,149
FRB Ser. 04-D, Class A, 4.95s, 2044	3,988,237	3,992,007
FRB Ser. 03-F, Class A, 5.06s, 2043	3,201,866	3,209,778
FRB Ser. 03-G, Class A1, 5.16s, 2039	6,300,000	6,308,582
Bayview Financial Asset Trust 144A
Ser. 03-X, Class A, IO, 0.61s, 2006	35,105,682	504,644
FRB Ser. 03-SSRA, Class A, 5.23s, 2038	1,676,273	1,686,163
FRB Ser. 03-SSRA, Class M, 5.88s, 2038	1,914,380	1,935,247
FRB Ser. 04-SSRA, Class A1, 5.13s, 2039	2,249,026	2,258,697
Bear Stearns Adjustable Rate Mortgage Trust Ser. 04-1, Class 11A1, 3.627s, 2034	4,029,322	3,983,496
Bear Stearns Alternate Trust
Ser. 04-11, Class 2A2, 4.955s, 2034	3,304,624	3,293,477
Ser. 04-12, Class 2A2, 5.02s, 2035	2,744,602	2,734,783
Ser. 04-9, Class 1A1, 4.976s, 2034	1,141,088	1,137,741
Ser. 05-2, Class 2A2A, 4.833s, 2035	1,686,098	1,677,032
Ser. 05-5, Class 21A1, 4.688s, 2035	6,164,929	6,108,764
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)	239,495	239,046
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)	327,483	325,437
Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)	347,000	344,181
Ser. 04-HE5N, Class A1, 5s, 2034 (Cayman Islands)	6,999	6,992
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)	141,698	141,520
Ser. 04-HE7N, Class A1, 5 1/4s, 2034	203,665	203,410
Ser. 04-HE8N, Class A1, 5s, 2034	100,104	99,885
Bear Stearns Asset Backed Securities, Inc.
Ser. 03-AC4, Class A, IO, 5s, 2006	10,500,600	1,231
FRB Ser. 05-3, Class A1, 4.98s, 2035	1,789,933	1,788,814
FRB Ser. 03-1, Class A1, 5.03s, 2042	1,024,982	1,024,978
FRB Ser. 03-3, Class A2, 5.12s, 2043	2,964,000	2,970,947
Capital Auto Receivables Asset Trust 144A Ser. 05-1, Class D, 6 1/2s, 2011	1,776,000	1,733,820
Capital One Multi-Asset Execution Trust FRB Ser. 02-C1, Class C1, 7.22s, 2010	880,000	912,725
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	462,570	452,490
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 7.82s, 2011 (Cayman Islands)	169,287	172,494
FRB Ser. 04-AA, Class B4, 9.97s, 2011 (Cayman Islands)	207,579	219,047
CDO Repackaging Trust Series 144A FRN Ser. 03-2, Class A, 8.617s, 2008	4,870,000	5,223,075
Centex Home Equity Ser. 04-C, Class A, IO, 3 1/2s, 2006	5,151,000	54,399
Chase Credit Card Master Trust FRB Ser. 03-3, Class C, 5.55s, 2010	2,550,000	2,594,576
Chase Funding Net Interest Margin 144A Ser. 04-OPT1, Class Note, 4.458s, 2034	426,223	424,092
CHEC NIM Ltd., 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	140,911	140,585
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	350,000	345,625
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)	223,000	192,986
Citibank Credit Card Issuance Trust FRN Ser. 01-C1, Class C1, 5.68s, 2010	1,390,000	1,411,827
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030	8,500,000	7,374,345
Ser. 00-4, Class A6, 8.31s, 2032	8,633,000	7,300,928

Ser. 00-5, Class A4, 7.47s, 2032	1,969,515	1,978,443
Ser. 00-5, Class A6, 7.96s, 2032	4,808,000	4,078,324
Ser. 01-1, Class A4, 6.21s, 2032	4,585,198	4,606,725
Ser. 01-1, Class A5, 6.99s, 2032	281,000	259,434
Ser. 01-3, Class A4, 6.91s, 2033	9,027,000	8,672,474
Ser. 01-4, Class A4, 7.36s, 2033	7,948,000	7,848,149
Ser. 01-4, Class B1, 9.4s, 2033	1,041,351	140,582
Ser. 02-1, Class A, 6.681s, 2033	11,436,178	11,636,244
Ser. 02-1, Class M2, 9.546s, 2033	5,593,000	2,796,500
Ser. 02-2, Class A, IO, 8 1/2s, 2033	9,996,347	2,385,798
Consumer Credit Reference IDX Securities 144A FRB Ser. 02-1A, Class A, 6.501s, 2007	3,653,000	3,696,471
Countrywide Alternative Loan Trust
Ser. 04-15, Class 1A1, 4.934s, 2034	1,016,914	1,012,624
Ser. 05-24, Class 1AX, IO, 1.223s, 2035	21,270,988	558,363
Ser. 05-24, Class IIAX, IO, 1.039s, 2035	27,289,904	1,023,371
Countrywide Asset Backed Certificates 144A
Ser. 04-11N, Class N, 5 1/4s, 2036	175,350	173,898
Ser. 04-14N, 5s, 2036	448,868	441,835
Ser. 04-6N, Class N1, 6 1/4s, 2035	1,209,823	1,198,544
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	228,213	225,565
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 1.196s, 2035	31,441,889	741,834
Ser. 05-9, Class 1X, IO, 1.27s, 2035	30,390,502	702,780
Countrywide Home Loans 144A Ser. 05-R2, Class 2A3, 8s, 2035	1,485,645	1,572,927
Countrywide Partnership Trust 144A Ser. 04-EC1N, Class N, 5s, 2035	311,849	308,594
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038 (Cayman Islands)	2,157,000	2,172,336
CS First Boston Mortgage Securities Corp. 144A Ser. 04-FR1N, Class A, 5s, 2034	1,280,138	1,267,337
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1, Class M3, 5.07s, 2035	859,000	859,000
Finance America NIM Trust 144A Ser. 04-1, Class A, 5 1/4s, 2034	249,924	193,295
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class D, 7.674s, 2039	6,500,001	6,525,093
First Consumers Master Trust FRB Ser. 01-A, Class A, 4.78s, 2008	205,650	204,622
First Franklin Mortgage Loan NIM Trust 144A
Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)	194,998	194,448
Ser. 04-FF7A, Class A, 5s, 2034 (Cayman Islands)	189,631	189,031
First Horizon Mortgage Pass-Through Trust Ser. 05-AR2, Class 1A1, 4.83s, 2035	4,167,469	4,131,279
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023	783,270	783,760
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 5.47s, 2038 (Cayman Islands)	834,000	842,924
Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1, 4.991s, 2015 (Cayman Islands)	2,600,000	2,606,240
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034	546,193	541,625
Ser. 04-3, Class B, 7 1/2s, 2034	303,262	295,646
Ser. 04-D, Class N1, 4 1/2s, 2034 (Cayman Islands)	412,824	410,207
Ser. 04-D, Class N2, 7 1/2s, 2034 (Cayman Islands)	97,962	97,298
G-Force CDO, Ltd. 144A Ser. 03-1A, Class E, 6.58s, 2038 (Cayman Islands)	1,241,000	1,247,205
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 6.53s, 2037 (Cayman Islands)	417,000	434,332
GE Capital Credit Card Master Note Trust FRB Ser. 04-2, Class C, 4.95s, 2010	2,444,480	2,447,933
GE Corporate Aircraft Financing, LLC 144A
Ser. 04-1A, Class B, 5.38s, 2018	323,930	323,735
FRB Ser. 05-1A, Class C, 5.83s, 2019	1,593,000	1,593,000
Gears Auto Owner Trust Ser. 05-AA, Class E1, 8.22s, 2012	2,523,000	2,515,572
GEBL 144A
Ser. 04-2, Class C, 5.32s, 2032	377,532	377,530
Ser. 04-2, Class D, 7.22s, 2032	1,006,752	987,026
GMAC Mortgage Corp. Loan Trust Ser. 04-HE5, Class A, IO, 6s, 2007	9,957,750	560,123
Goldentree Loan Opportunities II, Ltd. 144A FRN Ser. 2A, Class 4, 7.93s, 2015 (Cayman Islands)	750,000	756,000
Granite Mortgages PLC
FRB Ser. 02-1, Class 1C, 5.901s, 2042 (United Kingdom)	1,140,000	1,148,600
FRB Ser. 02-2, Class 1C, 5.851s, 2043 (United Kingdom)	860,000	869,471
FRB Ser. 01-1, Class 1C, 6.001s, 2041 (United Kingdom)	4,032,001	4,079,251
FRB Ser. 04-1, Class 1C, 5.4s, 2044 (United Kingdom)	2,130,000	2,133,994
Green Tree Financial Corp.
Ser. 95-8, Class B1, 7.3s, 2026	467,121	368,932
Ser. 97-4, Class A7, 7.36s, 2029	435,851	452,915
Ser. 97-6, Class A8, 7.07s, 2029	418,488	428,664
Ser. 97-6, Class A9, 7.55s, 2029	1,143,014	1,192,206
Ser. 97-7, Class A8, 6.86s, 2029	329,456	337,314
Ser. 99-3, Class A5, 6.16s, 2031	283,044	284,813
Ser. 99-3, Class A6, 6 1/2s, 2031	1,473,000	1,476,838
Ser. 99-5, Class A5, 7.86s, 2030	19,225,000	16,937,478
Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031	5,218,251	4,917,528
Greenpoint Mortgage Funding Trust Ser. 05-AR1, Class X1, IO, 1.769s, 2045	21,020,531	594,488
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	2,141,425	2,123,843
GSAMP Trust 144A
Ser. 04-NIM1, Class N1, 5 1/2s, 2034	839,859	839,691
Ser. 04-NIM1, Class N2, zero %, 2034	1,990,000	1,465,635
Ser. 04-NIM2, Class N, 4 7/8s, 2034	1,492,588	1,486,170
Ser. 04-SE2N, Class Note, 5 1/2s, 2034	964	963
Ser. 05-NC1, Class N, 5s, 2035	591,758	590,456
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	1,382,645	1,450,859
Ser. 05-RP3, Class 1A3, 8s, 2035	1,728,160	1,832,794
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	640,047	685,425
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1A3, 8s, 2035	192,951	204,596
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	2,259,753	2,367,421
Ser. 05-RP2, Class 1A3, 8s, 2035	1,901,264	2,016,865
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-1A, Class D, 6.06s, 2030 (Cayman Islands)	2,359,000	2,352,159
FRB Ser. 05-2A, Class D, 6.08s, 2030 (Cayman Islands)	1,609,000	1,609,483
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s, 2035	1,566,877	1,513,537
High Income Trust Securities 144A FRB Ser. 03-1A, Class A, 4.81s, 2036 (Cayman Islands)	2,904,300	2,846,214
Holmes Financing PLC
FRB Ser. 4, Class 3C, 5.9s, 2040 (United Kingdom)	860,000	862,914
FRB Ser. 8, Class 2C, 5.32s, 2040 (United Kingdom)	976,000	977,464
Home Equity Asset Trust 144A
Ser. 02-5N, Class A, 8s, 2033	21,120	21,120
Ser. 04-3N, Class A, 5s, 2034	71,716	71,179
Ser. 04-4N, Class A, 5s, 2034	313,459	309,541
Hyundai Auto Receivables Trust Ser. 04-A, Class D, 4.1s, 2011	551,000	537,370
Lehman Manufactured Housing Ser. 98-1, Class 1, IO, 0.809s, 2028	33,604,707	663,476
LNR CDO, Ltd. 144A
FRB Ser. 02-1A, Class FFL, 7.269s, 2037 (Cayman Islands)	6,071,000	6,117,747
FRB Ser. 03-1A, Class EFL, 7.51s, 2036 (Cayman Islands)	4,150,000	4,458,677
Long Beach Asset Holdings Corp. NIM Trust 144A
Ser. 04-5, Class Note, 5s, 2034	277,951	277,267
Ser. 05-1, Class N1, 4.115s, 2035	1,266,157	1,263,878
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006	20,785,415	669,290
Ser. 04-3, Class S2, IO, 4 1/2s, 2006	10,392,711	334,126
Madison Avenue Manufactured Housing Contract
Ser. 02-A IO, 0.3s, 2032	220,899,162	2,347,054

FRB Ser. 02-A, Class B1, 7.83s, 2032	5,098,734	2,549,367
Marriott Vacation Club Owner Trust 144A
Ser. 04-2A, Class C, 4.741s, 2026	221,286	214,020
Ser. 04-2A, Class D, 5.389s, 2026	191,383	185,690
Ser. 05-2, Class D, 6.205s, 2027	229,473	228,971
FRB Ser. 02-1A, Class A1, 5.19s, 2024	2,807,460	2,821,497
MASTR Reperforming Loan Trust 144A Ser. 05-2, Class 1A3, 7 1/2s, 2035	3,549,102	3,714,357
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	4,274,516	96,177
Ser. 04-7, Class 2A1, 4.694s, 2034	1,231,638	1,226,019
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	11,958,957	35,503
MASTR Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N1, 4.946s, 2034 (Cayman Islands)	22,102	22,075
Ser. 04-CI5, Class N2, 9s, 2034 (Cayman Islands)	634,617	634,871
Ser. 04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	156,113	155,957
MASTR Reperforming Loan Trust 144A Ser. 05-1, Class 1A4, 7 1/2s, 2034	2,484,753	2,597,343
MBNA Credit Card Master Note Trust FRB Ser. 03-C5, Class C5, 5.65s, 2010	2,550,000	2,603,636
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1, 5.18s, 2027	8,535,639	8,194,214
Merrill Lynch Mortgage Investors, Inc. Ser. 03-WM3N, Class N1, 8s, 2034	12,990	12,946
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)	57,561	57,579
Ser. 04-HE1N, Class N1, 5s, 2006	100,517	100,171
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	381,177	379,629
Ser. 04-OP1N, Class N1, 4 3/4s, 2035 (Cayman Islands)	128,241	127,800
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	109,654	109,243
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	106,973	106,605
Ser. 05-WM1N, Class N1, 5s, 2035	838,831	839,093
Metris Master Trust FRN Ser. 04-2, Class C, 5.84s, 2010	1,665,000	1,674,969
Metris Master Trust 144A
FRB Ser. 01-2, Class C, 6.39s, 2009	1,379,000	1,380,801
FRB Ser. 04-2, Class D, 7.74s, 2010	824,000	832,240
Mid-State Trust
Ser. 10, Class B, 7.54s, 2036	1,017,026	887,572
Ser. 11, Class B, 8.221s, 2038	954,116	946,493
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010	3,780,128	3,765,764
Morgan Stanley ABS Capital I FRB Ser. 04-WMC3, Class A2PT, 4.82s, 2035	2,036,417	2,036,871
Morgan Stanley Auto Loan Trust Ser. 04-HB2, Class D, 3.82s, 2012	66,850	66,720
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	946,394	940,870
Ser. 04-HB2, Class E, 5s, 2012	633,000	618,880
Morgan Stanley Dean Witter Capital I
FRB Ser. 01-NC3, Class B1, 6.98s, 2031	319,933	319,933
FRB Ser. 01-NC4, Class B1, 7.03s, 2032	428,958	429,183
Morgan Stanley Mortgage Loan Trust
Ser. 05-3AR, Class 2A2, 5.27s, 2035	7,611,683	7,594,138
Ser. 05-5AR, Class 2A1, 5.433s, 2035	9,168,903	9,158,514
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1, 4.83s, 2015 (Cayman Islands)	1,555,000	1,558,266
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012	663,342	645,888
Ser. 05-A, Class C, 4.84s, 2014	812,000	801,384
Neon Capital, Ltd. 144A limited recourse sec. notes Ser. 96, 1.458s, 2013 (Cayman Islands) (F)	1,026,842	216,229
New Century Home Equity Loan Trust Ser. 03-5, Class AI7, 5.15s, 2033	2,365,000	2,287,966
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL, 7.72s, 2038 (Cayman Islands)	966,000	981,698
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT, 9.068s, 2035	1,030,485	1,098,754
Nomura Asset Acceptance Corp. 144A Ser. 04-R2, Class PT, 8.989s, 2034	545,823	583,093
Novastar NIM Trust 144A Ser. 04-N2, Class Note, 4.458s, 2034	44,037	43,707
Oakwood Mortgage Investors, Inc. Ser. 02-C, Class A1, 5.41s, 2032	6,626,811	5,722,914
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030	1,000,429	906,006
Ocean Star PLC 144A
FRB Ser. 04, Class D, 6.632s, 2018 (Ireland)	798,000	820,943
FRB Ser. 05-A, Class D, 5.796s, 2012 (Ireland)	908,000	907,909
Option One Mortgage Securities Corp. NIM Trust 144A Ser. 04-2A, Class N1, 4.213s, 2034 (Cayman Islands)	240,345	240,344
Origen Manufactured Housing Ser. 04-B, Class A2, 3.79s, 2017	551,000	536,708
Park Place Securities NIM Trust 144A
Ser. 04-MCWN1, Class A, 4.458s, 2034	79,593	79,692
Ser. 04-WHQ2, Class A, 4s, 2035	439,846	435,447
Park Place Securities, Inc. FRB Ser. 04-WHQ2, Class A3A, 4.88s, 2035	1,791,036	1,792,645
People's Choice Net Interest Margin Note 144A
Ser. 04-2, Class A, 5s, 2034	665,400	659,175
Ser. 04-2, Class B, 5s, 2034	428,000	412,226
Permanent Financing PLC FRB Ser. 3, Class 3C, 5.63s, 2042 (United Kingdom)	2,510,000	2,547,088
Providian Gateway Master Trust FRB Ser. 04-EA, Class E, 7.37s, 2011	3,450,000	3,448,922
Providian Gateway Master Trust 144A
Ser. 04-DA, Class D, 4.4s, 2011	1,183,000	1,151,577
FRB Ser. 04-AA, Class D, 6.32s, 2011	1,400,000	1,419,852
FRB Ser. 04-BA, Class D, 5.87s, 2010	850,000	854,009
FRB Ser. 04-EA, Class D, 5.4s, 2011	2,100,000	2,117,640
Renaissance NIM Trust 144A
Ser. 04-A, Class Note, 4.45s, 2034	10,316	10,304
Ser. 05-1, Class N, 4.7s, 2035	475,636	475,636
Residential Accredit Loans, Inc.
Ser. 04-QA5, Class A2, 4.984s, 2034	962,276	959,016
Ser. 04-QA6, Class NB1, 4.974s, 2034	4,693,566	4,674,394
Residential Asset Mortgage Products, Inc.
Ser. 02-SL1, Class AI3, 7s, 2032	305,413	304,468
Ser. 04-RZ2, Class A, IO, 3 1/2s, 2006	3,733,333	38,263
Residential Asset Securities Corp. 144A
Ser. 04-N10B, Class A1, 5s, 2034	741,698	738,916
Ser. 04-NT, Class Note, 5s, 2034	587,021	563,540
Ser. 04-NT12, Class Note, 4.7s, 2035	268,929	267,778
Residential Funding Mortgage Securities II Ser. 03-HS3, Class AI, IO, 5s, 2006	2,789,302	40,640
Saco I Trust FRB Ser. 05-10, Class 1A1, 4.79s, 2033	3,301,598	3,301,598
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)	3,995	3,480
Ser. 03-4, Class A, 7 1/2s, 2033 (Cayman Islands)	4,537	4,198
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	63,837	53,535
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	23,571	17,427
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)	88,491	74,482
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	137,988	37,887
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	237,726	100,676
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)	1,311,694	1,302,906
Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)	1,433,795	1,420,974
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)	338,770	338,178
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)	620,000	532,292
Ser. 04-5A, Class A, 4 1/2s, 2034 (Cayman Islands)	37,882	37,810
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)	248,508	247,788
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)	217,831	217,188
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)	840,879	834,782
Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)	205,493	204,208
Ser. 04-BNCA, Class A, 5s, 2034 (Cayman Islands)	50,316	50,185
Ser. 05-1A, Class A, 4 1/4s, 2035	1,408,361	1,393,455

Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)	420,021	416,346
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035	1,689,683	1,677,487
Ser. 05-WF1A, Class A, 4 3/4s, 2035	500,496	495,873
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 03-HE1N, Class N, 6.9s, 2033	37,185	37,185
Ser. 04-4N, Class Note, 6.65s, 2034	81,755	81,755
Ser. 04-HE1N, Class Note, 4.94s, 2034	232,377	232,377
Ser. 04-HE2N, Class NA, 5.43s, 2034	103,378	101,828
Ser. 04-HE4N, Class NA, 3 3/4s, 2034	1,170,023	1,158,323
Ser. 04-HS1N, Class Note, 5.92s, 2034	96,250	96,250
Ser. 04-RM2N, Class NA, 4s, 2035	611,974	605,854
South Coast Funding 144A FRB Ser. 3A, Class A2, 5.51s, 2038 (Cayman Islands)	760,000	763,800
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-10, Class 1A1, 4.916s, 2034	1,953,982	1,951,632
Ser. 04-12, Class 1A2, 4.972s, 2034	2,792,683	2,790,488
Ser. 04-14, Class 1A, 5.086s, 2034	4,320,988	4,309,498
Ser. 04-16, Class 1A2, 4.999s, 2034	10,776,917	10,754,038
Ser. 04-18, Class 1A1, 5.017s, 2034	3,130,009	3,122,444
Ser. 04-20, Class 1A2, 5.066s, 2035	6,804,071	6,786,809
Ser. 04-4, Class 1A1, 4.747s, 2034	172,575	171,833
Ser. 04-6, Class 1A, 4.371s, 2034	8,962,429	8,914,123
Ser. 04-8, Class 1A3, 4.691s, 2034	72,194	71,972
Ser. 05-1, Class 1A1, 5.14s, 2035	10,119,742	10,097,946
Ser. 05-9, Class AX, IO, 0.937s, 2035	61,130,034	1,821,675
Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-NP2, Class A, 4.88s, 2034	2,080,375	2,080,583
Structured Asset Receivables Trust 144A FRB Ser. 05-1, 5.11s, 2015	6,698,873	6,602,577
Structured Asset Securities Corp.
Ser. 03-26A, Class 2A, 4.504s, 2033	2,189,340	2,193,821
Ser. 03-40A, Class 1A, 4.893s, 2034	1,318,870	1,324,102
Ser. 04-8, Class 1A1, 4.691s, 2034	1,858,841	1,853,148
IFB Ser. 05-10, Class 3A3, 7.343s, 2034	4,162,024	3,863,802
IFB Ser. 05-6, Class 5A8, 4.84s, 2035	5,461,700	4,604,784
Structured Asset Securities Corp. 144A
Ser. 98-RF3, Class A, IO, 6.1s, 2028	6,383,736	782,008
FRB Ser. 03-NP2, Class A2, 5.08s, 2032	494,818	494,818
FRB Ser. 03-NP3, Class A1, 5.03s, 2033	82,953	82,961
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B, 4.95s, 2035	2,518,021	2,522,102
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038 (Cayman Islands)	2,298,000	2,227,924
Wells Fargo Home Equity Trust 144A
Ser. 04-1N, Class A, 5s, 2034	161,488	161,221
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	504,782	498,734
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	1,102,000	1,079,979
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	56,771,000	842,697
Ser. 05-AR12, Class 2A5, 4.321s, 2035	26,265,000	25,464,099
Ser. 05-AR9, Class 1A2, 4.352s, 2035	2,111,465	2,061,975
WFS Financial Owner Trust
Ser. 04-1, Class D, 3.17s, 2011	473,948	466,932
Ser. 04-3, Class D, 4.07s, 2012	828,135	816,243
Ser. 04-4, Class D, 3.58s, 2012	540,404	531,538
Ser. 05-1, Class D, 4 1/4s, 2012	628,297	618,081
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A, Class B3, 5.52s, 2044 (United Kingdom)	2,165,000	2,164,662
Whole Auto Loan Trust Ser. 03-1, Class C, 3.13s, 2010	265,162	263,320
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010	521,707	521,285
Ser. 04-1, Class D, 5.6s, 2011	3,561,597	3,534,532

Total asset-backed securities (cost $533,154,310)		$515,729,061

CORPORATE BONDS AND NOTES (9.9%)(a)

	Principal amount	Value

Basic Materials (0.5%)
Alcoa, Inc. notes 4 1/4s, 2007	$800,000	$790,930
Dow Chemical Co. (The) Pass Through Trust 144A company guaranty 4.027s, 2009	1,950,000	1,866,203
Georgia-Pacific Corp. notes 8 1/8s, 2011	815,000	829,263
ICI Wilmington, Inc. company guaranty 5 5/8s, 2013	1,585,000	1,564,666
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	570,000	567,241
MeadWestvaco Corp. company guaranty 6.85s, 2012	700,000	738,110
Newmont Mining Corp. notes 5 7/8s, 2035	830,000	808,301
Potash Corp. of Saskatchewan notes 7 3/4s, 2011 (Canada)	670,000	744,107
Teck Cominco Ltd. notes 6 1/8s, 2035 (Canada)	825,000	804,990
Teck Cominco Ltd. notes 5 3/8s, 2015 (Canada)	150,000	147,069
Weyerhaeuser Co. debs. 7.95s, 2025	1,310,000	1,481,848
Weyerhaeuser Co. debs. 7 3/8s, 2032	1,180,000	1,302,285
Weyerhaeuser Co. notes 6 3/4s, 2012	310,000	327,334
		11,972,347

Capital Goods (0.2%)
Bunge Ltd. Finance Corp. notes 5.35s, 2014	1,165,000	1,139,215
L-3 Communications Corp. sr. sub. notes Class B, 6 3/8s, 2015	750,000	746,250
Lockheed Martin Corp. bonds 8 1/2s, 2029	1,520,000	2,038,901
Raytheon Co. debs. 6 3/4s, 2018	120,000	132,840
Sealed Air Corp. 144A notes 5 5/8s, 2013	1,315,000	1,298,849
Waste Management, Inc. sr. notes 7s, 2028	670,000	744,046
		6,100,101

Communication Services (1.3%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009	1,135,000	1,161,892
AT&T Corp. sr. notes 9 3/4s, 2031	825,000	1,020,045
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	2,825,000	3,701,928
Bellsouth Capital Funding notes 7 3/4s, 2010	750,000	818,079
Citizens Communications Co. sr. notes 6 1/4s, 2013	910,000	882,700
Deutsche Telekom International Finance BV company guaranty 8 1/4s, 2030 (Germany)	1,725,000	2,152,048
France Telecom notes 8 1/2s, 2031 (France)	560,000	731,807
France Telecom notes 7 3/4s, 2011 (France)	1,405,000	1,558,780
Southwestern Bell Telephone debs. 7s, 2027	1,245,000	1,268,406
Sprint Capital Corp. company guaranty 7 5/8s, 2011	1,800,000	1,980,288
Sprint Capital Corp. company guaranty 6.9s, 2019	1,565,000	1,716,489
Sprint Capital Corp. company guaranty 6 7/8s, 2028 (S)	2,820,000	3,055,343
Telecom Italia Capital SA company guaranty 5 1/4s, 2013 (Luxembourg)	1,775,000	1,724,212
Telecom Italia Capital SA company guaranty 4s, 2010 (Luxembourg)	1,810,000	1,722,631
Telecom Italia Capital SA notes 5 1/4s, 2015 (Luxembourg)	1,315,000	1,282,125
Telefonica Europe BV company guaranty 8 1/4s, 2030 (Netherlands)	725,000	882,154
Verizon Global Funding Corp. notes 7 3/4s, 2030 (S)	390,000	453,050
Verizon New England, Inc. sr. notes 6 1/2s, 2011	2,600,000	2,671,700

Verizon New Jersey, Inc. debs. 8s, 2022	1,050,000	1,185,689
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013	2,594,000	2,414,002
		32,383,368

Conglomerates (--%)
Tyco International Group SA company guaranty 6 3/4s, 2011 (Luxembourg)	1,497,000	1,588,268

Consumer Cyclicals (1.3%)
Cendant Corp. notes 6 1/4s, 2010	1,770,000	1,828,037
D.R. Horton, Inc. company guaranty 8s, 2009	495,000	526,438
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	1,335,000	1,296,428
DaimlerChrysler NA Holding Corp. company guaranty 7.2s, 2009	5,550,000	5,848,035
DaimlerChrysler NA Holding Corp. company guaranty 6 1/2s, 2013	400,000	414,960
Ford Motor Credit Corp. FRN 7.68s, 2007	1,660,000	1,626,760
Ford Motor Credit Corp. notes 7 3/8s, 2009	6,055,000	5,665,028
General Motors Acceptance Corp. FRN 5.55s, 2007	2,160,000	2,081,938
General Motors Acceptance Corp. FRN Ser. MTN, 5 1/2s, 2007	1,435,000	1,400,833
General Motors Acceptance Corp. FRN Ser. MTN, 5.243s, 2006	1,374,000	1,368,617
General Motors Acceptance Corp. FRN Ser. MTN, 5.22s, 2007	2,370,000	2,297,397
GTECH Holdings Corp. notes 4 3/4s, 2010	870,000	841,133
Harrah's Operating Co., Inc. company guaranty 5 3/4s, 2017	1,725,000	1,667,994
Hilton Hotels Corp. notes 8 1/4s, 2011	1,790,000	1,957,614
JC Penney Co., Inc. debs. 7 1/8s, 2023	990,000	1,118,101
Johnson Controls, Inc. sr. notes 5 1/2s, 2016	1,130,000	1,117,203
Masco Corp. notes 5 7/8s, 2012	725,000	730,048
May Department Stores Co. (The) notes 5 3/4s, 2014	440,000	445,857
Park Place Entertainment Corp. sr. notes 7s, 2013	1,440,000	1,530,793
		33,763,214

Consumer Staples (1.2%)
Chancellor Media Corp. company guaranty 8s, 2008	450,000	477,567
Cox Communications, Inc. notes 7 3/4s, 2010	445,000	479,530
Cox Communications, Inc. notes 6 3/4s, 2011	1,300,000	1,351,294
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	1,450,000	1,564,125
CVS Corp. 144A pass-through certificates 6.117s, 2013	987,178	1,019,932
Delhaize America, Inc. company guaranty 8 1/8s, 2011	1,945,000	2,113,571
Diageo PLC company guaranty 8s, 2022	1,110,000	1,382,646
Fortune Brands, Inc. notes 5 3/8s, 2016	1,570,000	1,542,089
Jones Intercable, Inc. sr. notes 7 5/8s, 2008	4,795,000	5,026,435
Miller Brewing Co. 144A notes 5 1/2s, 2013	1,025,000	1,034,463
News America Holdings, Inc. debs. 7 3/4s, 2045	710,000	799,482
News America, Inc. debs. 7 1/4s, 2018	975,000	1,074,895
News America, Inc. 144A notes 6.4s, 2035	1,790,000	1,782,486
TCI Communications, Inc. debs. 8 3/4s, 2015	2,290,000	2,742,655
TCI Communications, Inc. debs. 7 7/8s, 2013	1,010,000	1,129,422
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	960,000	1,111,872
Time Warner, Inc. debs. 9.15s, 2023	1,110,000	1,361,998
Time Warner, Inc. debs. 9 1/8s, 2013	3,645,000	4,295,975
Turner Broadcasting System, Inc. sr. notes 8 3/8s, 2013	685,000	782,493
Viacom, Inc. company guaranty 7 7/8s, 2030	650,000	737,866
		31,810,796

Energy (0.4%)
Amerada Hess Corp. bonds 7 7/8s, 2029	2,350,000	2,854,977
Buckeye Partners LP notes 5.3s, 2014	735,000	723,386
Burlington Resources Finance Co. company guaranty 7.2s, 2031 (Canada)	465,000	564,477
Enbridge Energy Partners LP sr. notes 5.35s, 2014	735,000	718,282
Forest Oil Corp. sr. notes 8s, 2011	755,000	826,725
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	1,345,000	1,346,476
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	435,000	463,309
Sunoco, Inc. notes 4 7/8s, 2014	770,000	744,762
Tosco Corp. notes 8 1/8s, 2030	205,000	272,582
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	940,000	1,130,624
		9,645,600

Financial (2.8%)
Allfirst Financial Inc. sub. notes 7.2s, 2007	1,695,000	1,742,805
Archstone-Smith Operating Trust notes 5 1/4s, 2010 (R) (S)	710,000	707,505
AXA Financial, Inc. sr. notes 7 3/4s, 2010	2,070,000	2,280,022
Bank of America Corp. sub. notes 7 3/4s, 2015	2,415,000	2,843,728
Bank of New York Co., Inc. (The) sr. sub. notes FRN 3.4s, 2013	735,000	710,142
Bank One Corp. sub. debs. 7 5/8s, 2026	4,040,000	4,844,316
Bank One Corp. sub. notes 5 1/4s, 2013	515,000	512,620
Block Financial Corp. notes 5 1/8s, 2014	980,000	912,304
Bosphorus Financial Services, Ltd. 144A sec. FRN 6.14s, 2012 (Cayman Islands)	2,907,000	2,921,954
Capital One Bank notes 6 1/2s, 2013	840,000	887,712
CIT Group Co. of Canada company guaranty 4.65s, 2010 (Canada)	850,000	830,206
CIT Group, Inc. sr. notes 5s, 2015	690,000	668,130
CIT Group, Inc. sr. notes 5s, 2014	4,825,000	4,686,127
Citigroup, Inc. sub. notes 5s, 2014	2,829,000	2,764,125
Colonial Properties Trust notes 6 1/4s, 2014 (R)	870,000	891,132
Deutsche Bank Capital Funding Trust VII 144A FRB 5.628s, 2049	1,540,000	1,528,468
Developers Diversified Realty Corp. unsecd. notes 5 3/8s, 2012 (R)	485,000	477,664
EOP Operating LP sr. notes 7s, 2011	700,000	747,618
Equity One, Inc. company guaranty 3 7/8s, 2009 (R)	1,090,000	1,035,619
ERP Operating LP notes 6.584s, 2015	735,000	790,777
Franchise Finance Corp. of America sr. notes 8 3/4s, 2010 (R)	2,670,000	3,084,950
Fund American Cos. Inc. notes 5 7/8s, 2013	2,165,000	2,168,058
Greenpoint Capital Trust I company guaranty 9.1s, 2027	790,000	858,037
Heritage Property Investment Trust company guaranty 5 1/8s, 2014 (R)	985,000	942,119
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	1,005,000	1,064,102
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	710,000	709,570
HRPT Properties Trust notes 6 1/4s, 2016 (R)	660,000	679,078
International Lease Finance Corp. notes 4 3/4s, 2012	3,270,000	3,168,228
iStar Financial, Inc. sr. notes 8 3/4s, 2008 (R)	305,000	328,901
iStar Financial, Inc. sr. notes 6s, 2010 (R)	1,395,000	1,421,187
Lehman Brothers Holdings, Inc. notes 6 5/8s, 2012	110,000	117,860
Liberty Mutual Group 144A notes 6 1/2s, 2035 (S)	3,010,000	2,959,528
Loews Corp. notes 5 1/4s, 2016	630,000	614,527
MetLife, Inc. notes 5.7s, 2035	1,085,000	1,072,553
MetLife, Inc. notes 5s, 2015	1,505,000	1,470,821
Morgan Stanley Dean Witter & Co. notes 7 1/4s, 2032	680,000	811,830
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	815,000	823,292
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	640,000	626,874
Nuveen Investments, Inc. sr. notes 5s, 2010	640,000	627,130
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	965,000	1,067,820

PNC Bank NA notes 4 7/8s, 2017		1,300,000	1,238,289
Prudential Holdings LLC 144A bonds 8.695s, 2023		1,555,000	1,949,488
Rouse Co. (The) notes 7.2s, 2012 (R)		1,305,000	1,357,715
Safeco Capital Trust I company guaranty 8.072s, 2037		1,835,000	1,954,191
Simon Property Group LP 144A unsub. notes 5 3/4s, 2015 (R)		950,000	958,040
Sovereign Bancorp, Inc. 144A sr. notes 4.8s, 2010		920,000	898,053
UBS AG/Jersey Branch FRN 4.065s, 2008 (Jersey)		5,000,000	5,162,500
			70,917,715

Health Care (0.3%)
Bayer Corp. 144A FRB 6.2s, 2008		1,330,000	1,355,323
Hospira, Inc. notes 5.9s, 2014		530,000	542,597
Merck & Co., Inc. notes 4 3/4s, 2015		775,000	737,379
WellPoint, Inc. notes 5s, 2014		685,000	665,850
WellPoint, Inc. unsecd. notes 5 1/4s, 2016		800,000	789,607
Wyeth notes 5 1/2s, 2014		3,175,000	3,197,431
			7,288,187

Technology (0.1%)
Avnet, Inc. notes 6s, 2015		960,000	934,085
Computer Associates International, Inc. 144A sr. notes 6 1/8s, 2014 (S)		1,210,000	1,185,300
			2,119,385

Transportation (0.2%)
Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018		2,106,761	2,122,562
Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017		595,399	590,933
CSX Corp. notes 6 3/4s, 2011		1,275,000	1,358,885
Union Pacific Corp. 144A pass-through certificates 5.214s, 2014		470,000	465,902
			4,538,282

Utilities & Power (1.6%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013		840,000	844,896
Appalachian Power Co. sr. notes 5.8s, 2035		960,000	924,965
Atmos Energy Corp. notes 4.95s, 2014		1,115,000	1,067,827
Beaver Valley II Funding debs. 9s, 2017		1,220,000	1,409,856
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011		1,735,000	1,915,452
Cleveland Electric Illuminating Co. (The) 144A sr. notes Ser. D, 7.88s, 2017		670,000	798,240
Consolidated Natural Gas Co. sr. notes 5s, 2014		650,000	626,625
Consumers Energy Co. 1st mtge. 5.65s, 2020		290,000	285,005
Consumers Energy Co. 1st mtge. 5s, 2012		1,525,000	1,482,154
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013		1,450,000	1,432,528
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013		1,035,000	1,023,063
Duke Energy Field Services, LLC notes 7 7/8s, 2010		680,000	747,925
Duke Energy Field Services, LLC 144A notes 5 3/8s, 2015		325,000	318,865
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015		565,000	533,925
Entergy Gulf States, Inc. 1st mtge. 3.6s, 2008		700,000	672,886
FirstEnergy Corp. notes Ser. B, 6.45s, 2011		735,000	772,675
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013		680,000	709,387
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008		525,000	552,563
Kansas Gas & Electric bonds 5.647s, 2021		375,000	368,918
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		1,385,000	1,458,232
MidAmerican Energy Holdings Co. sr. notes 5 7/8s, 2012		1,665,000	1,701,242
Monongahela Power Co. 1st mtge. 5s, 2006		2,940,000	2,936,437
National Fuel Gas Co. notes 5 1/4s, 2013		980,000	969,657
Nevada Power Co. 2nd mtge. 9s, 2013		726,000	803,637
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s, 2015		370,000	367,854
NiSource Finance Corp. company guaranty 5.45s, 2020		1,655,000	1,583,996
NiSource Finance Corp. company guaranty 5 1/4s, 2017		180,000	173,323
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033		490,000	565,787
Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012		2,405,000	2,513,533
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013		1,570,000	1,589,504
Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012 (S)		1,553,980	1,575,254
PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s, 2007		790,000	821,696
Public Service Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009		1,605,000	1,692,110
Public Service Co. of New Mexico sr. notes 4.4s, 2008		785,000	769,081
Public Service Electric & Gas Co. 1st mtge. 6 3/8s, 2008		1,130,000	1,158,201
Southern California Edison Co. 1st mtge. 5s, 2014		310,000	304,631
Southern California Edison Co. notes 6.65s, 2029		1,620,000	1,770,900
Tampa Electric Co. notes 6 7/8s, 2012		875,000	949,118
Westar Energy, Inc. 1st mtge. 5.1s, 2020		1,015,000	952,796
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default) (F)(NON)		212,310	17,707
			41,162,451

Total corporate bonds and notes (cost $255,013,729)			$253,289,714

MUNICIPAL BONDS AND NOTES (0.1%)(a)

	Rating (RAT)	Principal amount	Value

NJ State Tpk. Auth. Rev. Bonds, Ser. B, AMBAC, 4.252s, 1/1/16	Aaa	$1,705,000	$1,608,054
NJ State Tpk. Auth. Rev. Bonds, Ser. B, AMBAC, U.S. Govt. Coll., 4.252s, 1/1/16 (Prerefunded)	Aaa	90,000	84,156

Total municipal bonds and notes (cost $1,794,923)			$1,692,210

UNITS (--%)(a) (cost $967,320)

		Units	Value

Cendant Corp. unit 4.89s, 2006		13,100	$652,435

SHORT-TERM INVESTMENTS (31.6%)(a)

		Principal amount/shares	Value

Interest in $437,000,000 joint tri-party repurchase agreement dated January 31, 2006 with Bank of America Securities, LLC due
February 1, 2006 with respect to various U.S. Government obligations -- maturity value of $39,672,903 for an effective yield of 4.45%
(collateralized by Fannie Mae securities with yields ranging from 4.31% to 5.50% and due dates ranging from June 1, 2020 to May 1,
2038 and Freddie Mac securities with yields ranging from 5.02% to 5.50% and due dates ranging from April 1, 2025 to November 1,
2035)		$39,668,000	$39,668,000
Interest in $500,000,000 joint tri-party repurchase agreement dated January 31, 2006 with UBS Securities, LLC due February 1, 2006 with respect to various U.S. Government obligations -- maturity value of $40,717,055 for an effective yield of 4.47% (collateralized by
Fannie Mae securities with yields ranging from 4.00% to 10.00% and due dates ranging from March 1, 2007 to February 1, 2036 and
Freddie Mac securities with yields ranging from 3.50% to 12.00% and due dates ranging from July 1, 2006 to February 1, 2036)		320,384,000	320,384,000

Short-term investments held as collateral for loaned securities with yields ranging from 4.33% to 4.65% and due dates ranging from
February 1, 2006 to March 24, 2006 (d)	8,290,620	8,286,650
Putnam Prime Money Market Fund (e)	428,850,666	428,850,666
U.S. Treasury Bills zero %, April 13, 2006 (SEG)	8,115,000	8,046,523

Total short-term investments (cost $805,235,839)		$805,235,839

TOTAL INVESTMENTS

Total investments (cost $3,156,853,817) (b)		$3,115,441,489

FUTURES CONTRACTS OUTSTANDING at 1/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)
Euro 90 day (Long)	11	$2,617,313	Mar-06	$(19,154)
Euro 90 day (Long)	3,467	824,062,563	Jun-06	(948,602)
Euro 90 day (Short)	3,467	824,799,300	Mar-07	967,976
U.S. Treasury Note 2 yr (Long)	1,435	293,950,781	Mar-06	(581,071)
U.S. Treasury Note 5 yr (Short)	4,253	449,688,297	Mar-06	2,105,189
U.S. Treasury Bond 10 yr (Long)	2,473	279,062,594	Mar-06	(1,191,244)
U.S. Treasury Note 10 yr (Long)	1,249	135,438,438	Mar-06	(381,861)

Total				$(48,767)

WRITTEN OPTIONS OUTSTANDING at 1/31/06 (premiums received $8,781,545) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month LIBOR maturing on
July 5, 2017.	$113,530,000	Jul 07/$4.55	$6,243,389
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month LIBOR maturing
on July 5, 2017.	113,530,000	Jul 07/$4.55	1,723,442

Total			$7,966,831

TBA SALE COMMITMENTS OUTSTANDING at 1/31/06 (proceeds receivable $137,347,037) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
FHLMC, 6s, February 1, 2036	$11,880,000	2/13/06	$11,996,944
FHLMC, 4s, February 1, 2021	800,000	2/16/06	759,188
FNMA, 6 1/2s, February 1, 2036	154,000	2/13/06	157,826
FNMA, 6s, February 1, 2036	49,400,000	2/13/06	49,866,983
FNMA, 5 1/2s, February 1, 2036	64,065,000	2/13/06	63,354,275
FNMA, 5s, February 1, 2036	1,000,000	2/13/06	966,094
FNMA, 4s, February 1, 2021	7,700,000	2/16/06	7,321,015
GNMA, 6s, February 1, 2036	660,000	2/21/06	676,242
GNMA, 4 1/2s, February 1, 2036	1,850,000	2/21/06	1,769,641

Total			$136,868,208

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/06 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)
Agreement with JPMorgan Chase Bank, N.A. dated January 12, 2006 to pay semi-annually the notional amount multiplied by 4.946% and receive quarterly the notional amount multiplied by the three month
LIBOR.	$156,000,000	1/17/16	$1,056,623

Agreement with Goldman Sachs dated December 23, 2005 to
receive/(pay) a premium based on the difference between the market price of Ford Credit Auto Owner Trust Series 2005-B Class D and par
on day of execution and receive monthly the notional amount
multiplied by 678 basis points and pay monthly the one month USD-
LIBOR. At maturity/termination the fund receives the coupon and price appreciation of Ford Credit Auto Owner Trust 2005-B Class D and
pays the one month USD LIBOR and the price depreciation of Ford
Credit Auto Owner Trust 2005-B Class D.	4,951,000	9/15/11	24,231

Agreement with Bank of America, N.A. dated January 12, 2005 to receive semi-annually the notional amount multiplied by 4.106% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	134,600,000	1/14/10	(4,046,061)

Agreement with Bank of America, N.A. dated March 31, 2005 to pay semi-annually the notional amount multiplied by 4.6375% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	106,100,000	4/6/10	(6,757)

Agreement with Bank of America, N.A. dated January 26, 2004 to receive semi-annually the notional amount multiplied by 5.2125% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	91,608,000	1/28/24	890,055

Agreement with Bank of America, N.A. dated December 20, 2004 to pay semi-annually the notional amount multiplied by 3.965% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	70,599,000	12/22/09	2,466,094

Agreement with Bank of America, N.A. dated October 19, 2005 to pay semi-annually the notional amount multiplied by 4.943% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	61,500,000	10/21/15	(368,823)

Agreement with Bank of America, N.A. dated June 15, 2005 to pay semi-annually the notional amount multiplied by 4.555% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	25,430,000	6/17/15	887,050

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.466% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	9,200,000	6/23/15	383,088

Agreement with Bank of America, N.A. dated June 22, 2005 to pay semi-annually the notional amount multiplied by 4.39% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	4,590,000	6/24/15	217,519

Agreement with Bank of America, N.A. dated June 21, 2005 to pay semi-annually the notional amount multiplied by 4.45% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.	3,830,000	6/23/15	164,104

Agreement with Bank of America, N.A. dated August 30, 2005 to pay semi-annually the notional amount multiplied by 4.53125% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA.	1,000,000	9/1/15	(26,220)

Agreement with Credit Suisse First Boston International dated October
5, 2004 to receive semi-annually the notional amount multiplied by
4.624% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.	55,240,000	10/7/14	(850,380)

Agreement with Credit Suisse First Boston International dated July 7,
2004 to receive semi-annually the notional amount multiplied by
2.931% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.	34,147,400	7/9/06	(312,305)

Agreement with Deutsche Bank AG dated July 31, 2002 to pay
quarterly the notional amount multiplied by the three month USD-
LIBOR-BBA and receive semi-annually the notional amount multiplied
by 5.7756%.	54,861,045	8/2/22	4,979,695

Agreement with Deutsche Bank AG dated July 31, 2002 to receive semi-annually the notional amount multiplied by the three month USD-
LIBOR-BBA and pay quarterly the notional amount multiplied by
5.86%.	61,565,504	8/2/32	(7,418,575)

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8,
2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional
amount multiplied by 5.601%.	54,861,045	8/12/22	3,858,745

Agreement with Goldman Sachs Capital Markets, L.P. dated August 8,
2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount
multiplied by 5.689%.	61,565,504	8/12/32	(5,835,782)

Agreement with JPMorgan Chase Bank, N.A. dated June 27, 2005 to receive semi-annually the notional amount multiplied by 4.296% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	80,000,000	6/29/15	(4,344,865)

Agreement with JPMorgan Chase Bank, N.A. dated March 3, 2005 to receive semi-annually the notional amount multiplied by 4.798% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	58,900,000	3/7/15	(214,998)

Agreement with JPMorgan Chase Bank, N.A. dated October 19, 2005 to pay semi-annually the notional amount multiplied by 4.916% and receive quarterly the notional amount multiplied by the three month
LIBOR.	55,400,000	10/21/15	(236,657)

Agreement with JPMorgan Chase Bank, N.A. dated June 14, 2005 to pay semi-annually the notional amount multiplied by 4.538% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	22,120,000	6/16/15	799,662

Agreement with JPMorgan Chase Bank, N.A. dated July 29, 2005 to pay semi-annually the notional amount multiplied by 4.6757% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.	15,425,000	8/2/15	(215,066)

Agreement with JPMorgan Chase Bank, N.A. dated June 22, 2005 to receive semi-annually the notional amount multiplied by 4.387% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.	5,510,000	6/24/15	269,287

Agreement with Lehman Brothers Special Financing, Inc. dated July
13, 2005 to pay semi-annually the notional amount multiplied by 4.38%
and receive quarterly the notional amount multiplied by the three
month USD-LIBOR-BBA.	73,700,000	7/15/10	1,673,236

Agreement with Lehman Brothers Special Financing, Inc. dated August
29, 2005 to pay semi-annually the notional amount multiplied by
4.505% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	68,000,000	8/31/10	446,418

Agreement with Lehman Brothers Special Financing, Inc. dated July
31, 2002 to pay semi-annually the notional amount multiplied by
5.152% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	54,861,045	8/2/22	4,979,695

Agreement with Lehman Brothers Special Financing, Inc. dated July
31, 2002 to pay semi-annually the notional amount multiplied by
5.152% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	53,317,584	8/2/12	(1,285,410)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 12, 2003 to pay semi-annually the notional amount
multiplied by 4.579% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	17,662,000	12/16/13	483,053

Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiplied by 4.710% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	14,151,000	12/15/13	265,189

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 4.408% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	10,740,000	1/23/14	418,364

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount multiplied by 4.419% and receive quarterly the notional amount multiplied by the
three month USD-LIBOR-BBA.	10,740,000	1/23/14	417,694

Agreement with Merrill Lynch Capital Services, Inc. dated August 8,
2002 to pay quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and receive semi-annually the notional
amount multiplied by 5.601%.	54,861,045	8/12/22	3,858,745

Agreement with Merrill Lynch Capital Services, Inc. dated August 8,
2002 to receive quarterly the notional amount multiplied by the three month USD-LIBOR-BBA and pay semi-annually the notional amount
multiplied by 4.94%.	53,317,584	8/13/12	(604,285)

Agreement with Morgan Stanley Capital Services, Inc. dated
September 28, 2000 to pay semi-annually the notional amount
multiplied by 6.94% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	28,000,000	10/2/10	(2,830,761)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 15, 2005 to pay semi-annually the notional amount
multiplied by 5.0265% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.	84,327,000	12/19/15	(27,600)

Total			$(85,998)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/06 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Deutsche Bank AG dated September 8, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and an accrual of 25 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed Securities Index adjusted by a modified
duration factor.	$17,471,000	3/1/06	$25,385

Agreement with Goldman Sachs Capital Markets, L.P. dated September
8, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 30 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the
Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities
Index adjusted by a modified duration factor.	75,114,000	4/1/06	78,419

Agreement with Lehman Brothers Finance, S.A. dated August 31, 2005 to receive/(pay) semi-annually the notional amount multiplied by the return of the Lehman Brothers US ABS Floating Rate Index HEL
Aggregate Component and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA adjusted by a specified
spread.	186,405,000	3/1/06	(156,934)

Total			$(53,130)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/06 (Unaudited)
		Unrealized
	Notional	appreciation/
	amount	(depreciation)
Agreement with Bank of America, N.A. on September 13, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ CDX IG HVOL
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
CDX IG HVOL Series 4 Index.	$6,176,000	$4,724

Agreement with Bank of America, N.A. on July 26, 2005, maturing on September 20, 2012, to receive quarterly 64 basis points times the notional amount. Upon a credit default event of Waste
Management, 7.375%, 8/1/2010, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of Waste Management,
7.375%, 8/1/2010.	1,400,000	1,756

Agreement with Lehman Brothers Special Financing, Inc. on November 29, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 45 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX IG Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX
IG Series 5 Index.	17,455,000	(46,953)

Agreement with Goldman Sachs Capital Markets, L.P. on November 17, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 85 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX IG HVOL Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the CDX IG HVOL Series 5 Index.	2,944,000	(20,229)

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on June 20,
2012, to receive quarterly 62 basis points per ammun times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index,7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index, 7-10%
tranche.	8,411,000	76,881

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on June 20,
2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index.	8,411,000	(16,377)

Agreement with Deutsche Bank AG on July 22, 2005, maturing on September 20, 2010, to receive quarterly 41 basis points times the notional amount. Upon a credit default event of France
Telecomm, 7.75%, 3/1/2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of France Telecomm, 7.75%,
3/1/2011.	2,380,000	2,544

Agreement with Deutsche Bank AG on September 9, 2004, maturing on September 20, 2014, to receive a quarterly payment of 0.58% times the notional amount. Upon a credit default event of
CVS Corp.,5.625%,3/15/2006, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of CVS
Corp.,5.625%,3/15/2006.	940,000	3,208

Agreement with Goldman Sachs Capital Markets, L.P. on November 18, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 45 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX IG Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX
IG Series 5 Index.	34,405,000	(116,459)

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005, maturing on
December 20, 2012, to receive quarterly 31.25 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the CDX IG Series 5 Index, 10-15%
tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG Series
5 Index,10-15% tranche.	4,280,000	16,670

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 85 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX IG HVOL Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the CDX IG HVOL Series 5 Index.	2,944,000	(13,965)

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005, maturing on
December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX IG Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX
IG Series 5 Index.	2,140,000	(6,917)

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005, maturing on
December 20, 2010, to pay quarterly 113 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the CDX IG Series 5 Index, 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG Series 5 Index, 3-
7% tranche.	1,472,000	6,454

Agreement with Goldman Sachs Capital Markets, L.P. on August 04, 2005, maturing on September 20, 2010, to receive quarterly 49 basis points times the notional amount. Upon a credit default event of Goodrich Corp. 7 5/8s, 12/15/12, the fund makes a payment of the proportional notional amount times the difference between
the par value and the then-market value of Goodrich Corp. 7 5/8s, 12/15/12.	1,170,000	685

Agreement with Goldman Sachs International on September 2, 2004, terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.461% and the fund pays in the event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.	11,022,000	42,679

Agreement with JPMorgan Securities Inc. on December 12, 2005, maturing on June 20, 2012, to receive quarterly 30.5 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX 4 Index10-15% tranche.	8,860,000	9,729

Agreement with JPMorgan Securities Inc. on December 12, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, the fund receives a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ IG CDX 4 Index.	4,430,000	(11,167)

Agreement with Lehman Brothers Special Financing, Inc. on December 1, 2005, maturing on June
20, 2010, to pay quarterly 124.5 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 3-7% tranche,the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index, 3-
7% tranche.	1,544,000	(13,957)

Agreement with Lehman Brothers Special Financing, Inc. on October 5, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and receive quarterly 45 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
DJ CDX IG Series 5 Index, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
DJ CDX IG Series 5 Index.	15,270,000	(18,177)

Agreement with Lehman Brothers Special Financing, Inc. on December 8, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 45 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 5 Index,the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the DJ IG CDX Series 5 Index.	8,405,000	(18,547)

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005, maturing on
June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 4
Index.	4,153,000	(4,564)

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005, maturing on
December 20, 2015, to receive quarterly 57.5 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX 5 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 Index 10-15%
tranche.	4,155,000	8,562

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005, maturing on
June 20, 2015, to receive quarterly 59 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index,10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value
and the then-market value of the reference entity within the DJ IG CDX 4 Index,10-15% tranche.	4,153,000	(9)

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005, maturing on
December 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 70 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ
IG CDX 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX 5 Index.	4,155,000	(15,235)

Agreement with Lehman Brothers Special Financing, Inc. on December 19, 2005, maturing on
June 20, 2012, to receive quarterly 309 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 3-7%
tranche,the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index, 3-7% tranche.	1,960,000	28,442

Agreement with Lehman Brothers Special Financing, Inc. on December 19, 2005, maturing on
June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 90 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the DJ IG
CDX HVOL Series 4 Index,the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
DJ IG CDX HVOL Series 4 Index.	1,960,000	(6,928)

Agreement with Merrill Lynch International on December 15, 2005, maturing on December 20,
2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 45 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 5
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5
Index.	5,850,000	(8,845)

Agreement with Morgan Stanley Capital Services, Inc. on December 8, 2005, maturing on
December 20, 2012, to receive quarterly 29 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 10-15%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index 10-15% tranche.	8,558,000	22,818

Agreement with Morgan Stanley Capital Services, Inc. on November 30, 2005, maturing on
December 20, 2012, to receive quarterly 30 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 10-15%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index 10-15% tranche.	8,561,000	14,309

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005, maturing on June
20, 2012, to receive quarterly 48 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index 7-
10% tranche.	8,307,000	25,831

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005, maturing on June
20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX Series 4 Index.	8,307,000	(7,349)

Agreement with Morgan Stanley Capital Services, Inc. on October 14, 2005, maturing on
December 20, 2010, to receive quarterly 127 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ HY CDX Series 5 Index 25-35%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX
Series 5 Index 25-35% tranche.	4,693,000	75,347

Agreement with Morgan Stanley Capital Services, Inc. on November 30, 2005, maturing on
December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ
IG CDX Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX Series 5 Index.	4,280,500	(13,852)

Agreement with Morgan Stanley Capital Services, Inc. on December 8, 2005, maturing on
December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ
IG CDX Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX Series 5 Index.	4,279,000	(13,854)

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005, maturing on June
20, 2015, to receive quarterly 70.5 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index 10-
15% tranche.	4,127,000	60,416

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005, maturing on June
20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX Series 4 Index.	4,127,000	(10,551)

Agreement with Morgan Stanley Capital Services, Inc. on September 13, 2005, maturing on June
20, 2012, to receive quarterly 275 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7%
tranche.	3,088,000	8,058

Agreement with Morgan Stanley Capital Services, Inc. on November 16, 2005, maturing on
December 20, 2012, to receive quarterly 305 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 3-7%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index 3-7% tranche.	2,944,000	133,617

Agreement with Morgan Stanley Capital Services, Inc. on October 14, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 395 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX HY Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
CDX HY Series 5 Index.	2,299,570	(96,699)

Agreement with Morgan Stanley Capital Services, Inc. on December 19, 2005, maturing on June
20, 2010, to pays quarterly 110.5 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7%
tranche.	1,960,000	1,408

Agreement with Morgan Stanley Capital Services, Inc. on January 6, 2006, maturing on
December 20, 2012, to receive quarterly 28.5 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 10-15%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index 10-15% tranche.	5,561,000	11,855

Agreement with Morgan Stanley Capital Services, Inc. on January 6, 2006 maturing on
December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX IG Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX
IG Series 5 Index.	2,780,500	(2,154)

Agreement with Morgan Stanley Capital Services, Inc. on January 13, 2006, maturing on
December 20, 2012, to receive quarterly 248 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 3-7%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index 3-7% tranche.	1,386,000	9,562

Agreement with Morgan Stanley Capital Services, Inc. on January 13, 2006, maturing on
December 20, 2010, to pay quarterly 115 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 3-7%
tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index 3-7% tranche.	1,386,000	4,549

Agreement with Merrill Lynch International & Co. C.V. on January 13, 2006, maturing on
December 20, 2012, to receive quarterly 246 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 3-7%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index 3-7% tranche.	1,386,000	6,578

Agreement with Lehman Brothers Special Financing, Inc. on January 13, 2006, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 85 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the
DJ IG CDX HVOL Series 5 Index,the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the DJ IG CDX HVOL Series 5 Index.	1,386,000	(4,577)

Agreement with Morgan Stanley Capital Services, Inc. on January 13, 2006 maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 85 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX IG HVOL Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the CDX IG HVOLSeries 5 Index.	1,386,000	(4,943)

Agreement with Goldman Sachs Capital Markets, L.P. on January 13, 2006, maturing on
December 20, 2010, to pay quarterly 115 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the CDX IG Series 5 Index, 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG Series 5 Index, 3-
7% tranche.	1,386,000	(7,282)

Total		$97,092

NOTES

(a) Percentages indicated are based on net assets of $2,549,168,326.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2006. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $3,158,719,359, resulting in gross unrealized appreciation and depreciation of $12,894,700 and $56,172,570, respectively, or net unrealized depreciation of $43,277,870.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at January 31, 2006.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2006.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At January 31, 2006, the value of securities loaned amounted to $8,104,719. The fund received cash collateral of $8,286,650 which is pooled with collateral of other Putnam funds into 22 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $3,911,346 for the period ended January 31, 2006. During the period ended January 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $269,567,856 and $107,630,871, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At January 31, 2006, liquid assets totaling $1,097,193,114 have been designated as collateral for open forward commitments, swap contracts and futures contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at January 31, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at January 31, 2006.

AMBAC represents AMBAC Indemnity Corporation

U.S. Govt. Coll. represents U.S. Government Collateralized

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: March 29, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: March 29, 2006